    As filed with the U.S. Securities and Exchange Commission on October 9, 2003
                                                               File No. 33-33980
                                                               File No. 811-6067

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 40                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 41                                                    [X]

                        (Check appropriate box or boxes.)

                        DIMENSIONAL INVESTMENT GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b)
/ / on [Date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on [Date] pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                      Title of Securities Being Registered:

                             GLOBAL EQUITY PORTFOLIO
                             GLOBAL 60/40 PORTFOLIO
                             GLOBAL 25/75 PORTFOLIO
--------------------------------------------------------------------------------

                                    CONTENTS

This   Post-Effective   Amendment   No.   40/41  to   Registration   File   Nos.
33-33980/811-6067 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -- Prospectus  relating to the Registrant's Global Equity Portfolio,
     Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

4.   PART B -- Statement of Additional  Information relating to the Registrant's
     Global Equity Portfolio,  Global 60/40 Portfolio and Global 25/75 Portfolio
     series of shares

5.   PART C -- Other Information

6.   SIGNATURES

                               P R O S P E C T U S

                                December 23, 2003
  Please carefully read the important information it contains before investing.

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

     Dimensional  Investment  Group Inc. is an investment  company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus: o
Is a mutual fund with its own investment  objective and policies. o Is generally available only to institutional  investors,  retirement  benefit plans,  certain financial institutions and clients of registered investment advisors. o Does not charge a sales commission or "load." o Is designed for long-term investors.

                                 CLASS R SHARES
                           INSTITUTIONAL CLASS SHARES

                             GLOBAL EQUITY PORTFOLIO

                             GLOBAL 60/40 PORTFOLIO

                             GLOBAL 25/75 PORTFOLIO

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

   INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND

   REDEMPTION PROCEDURE FOR RETIREMENT PLAN PARTICIPANTS
     AND CLIENTS OF FINANCIAL INSTITUTIONS.................................. .21
   REDEMPTION PROCEDURE FOR RETIREMENT PLANS, INSTITUTIONS

                                       i

                               RISK/RETURN SUMMARY

About the Portfolios

The Portfolios  Have Special  Structures:  Each of the Global Equity  Portfolio,
Global 60/40 Portfolio and Global 25/75 Portfolio (the  "Portfolios") is a "fund of funds," which means that each Portfolio does not buy securities directly, but rather,  each  Portfolio  allocates  its assets  among other  mutual  funds (the
"Underlying  Funds") managed by Dimensional Fund Advisors Inc. (the "Advisor" or
"Dimensional").

Asset Allocation Strategies:  The Portfolios provide investors with an option to choose one of three diversified  investment  portfolios,  which combine multiple equity investment strategies with varying levels of fixed income strategies. The
Advisor  employs  different  asset  allocation  strategies for each Portfolio by purchasing  shares of  Underlying  Funds  that  invest in equity  securities  of domestic and international  issuers in different proportions for each Portfolio, and  shares of  Underlying  Funds  that  invest in fixed  income  securities  of domestic and international issuers in different proportions for the Global 60/40
Portfolio and Global 25/75  Portfolio.  The target  allocation of assets between equity  Underlying  Funds (the  "Equity  Underlying  Funds,"  consisting  of the
"Domestic Equity  Underlying  Funds" and the  "International  Equity  Underlying
Funds") and fixed income Underlying Funds (the "Fixed Income Underlying Funds"),
and the range of allocations for each Portfolio, under normal circumstances, are shown in the table below:

------------------ --------------------------- ------------------------- -------------------------
                    Global Equity Portfolio     Global 60/40 Portfolio    Global 25/75 Portfolio
------------------ --------------------------- ------------------------- -------------------------
                           Allocation                 Allocation                Allocation
------------------ ------------ -------------- ----------- ------------- ------------ ------------
                     Target         Range        Target       Range        Target        Range
------------------ ------------ -------------- ----------- ------------- ------------ ------------
Equity Underlying
Funds                 100%        90%-100%        60%        40%-80%         25%        5%-45%
------------------ ------------ -------------- ----------- ------------- ------------ ------------
Fixed Income
Underlying Funds       0%            0%           40%        20%-60%         75%        55%-95%
------------------ ------------ -------------- ----------- ------------- ------------ ------------

Each Portfolio's  target  allocation  generally  relates to a different level of equity exposure, and hence, a different level of overall risk. The Global Equity
Portfolio  seeks to  provide  maximum  capital  appreciation,  resulting  in the highest level of equity risk of the three Portfolios. The Global 25/75 Portfolio seeks to provide  investors with a return  consistent with relatively low levels of equity risk.  The Global 60/40  Portfolio's  equity risk level falls  between that of the Global Equity and Global 25/75 Portfolios.

As of the date of this  Prospectus,  each Portfolio is expected to invest mainly in the Underlying Funds listed below, except that the Global Equity Portfolio is not  expected  to  invest in the  Fixed  Income  Underlying  Funds.  While  each
Portfolio  currently intends to invest in the Underlying Funds identified below, each Portfolio may add or eliminate  Underlying  Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds - The U.S. Large Company Series, The U.S. Large
Cap Value Series, The U.S. Small Cap Value Series, The U.S. Micro Cap Series and
DFA Real Estate Securities Portfolio.

International Equity Underlying Funds - Large Cap International  Portfolio,  The
DFA International  Value Series,  The Japanese Small Company Series, The Pacific
Rim  Small  Company  Series,  The  United  Kingdom  Small  Company  Series,  The
Continental Small Company Series,  DFA International  Small Cap Value Portfolio,
The Emerging  Markets Series,  Dimensional  Emerging Markets Value Fund Inc. and
The Emerging Markets Small Cap Series.

                                      -1-

Fixed Income  Underlying  Funds - The DFA One-Year Fixed Income Series,  The DFA
Two-Year Global Fixed Income Series, DFA Five-Year  Government Portfolio and DFA
Five-Year Global Fixed Income Portfolio.

The investment objectives and policies of the Underlying Funds are summarized in the section,  "INVESTMENT OBJECTIVES AND POLICIES OF THE  PORTFOLIOS--Investment
Objectives, Strategies and Policies of the Underlying Funds."

Management

Dimensional Fund Advisors Inc. is the investment  manager for the Portfolios and
Underlying Funds.

Investment Objectives, Investment Strategies and Principal Risks

Investment Objectives and Investment Strategies

Global Equity Portfolio (the "Equity Portfolio")

o    Investment Objective: Long-term capital appreciation.

o    Investment  Strategy:  Invest the Portfolio's  assets in Equity  Underlying
     Funds.  (The  Portfolio  will have no exposure to Fixed  Income  Underlying
     Funds.)

Global 60/40 Portfolio (the "60/40 Portfolio")

o    Investment  Objective:  Total return consisting of capital appreciation and current income.

o    Investment Strategy: Invest the Portfolio's assets to achieve an allocation of approximately  60% of the Portfolio's  assets to Equity Underlying Funds and approximately 40% of the Portfolio's  assets to Fixed Income Underlying
     Funds.

Global 25/75 Portfolio (the "25/75 Portfolio")

o    Investment  Objective:  Total return  consistent  with  current  income and preservation of capital with some capital appreciation.

o    Investment Strategy: Invest the Portfolio's assets to achieve an allocation of approximately  25% of the Portfolio's  assets to Equity Underlying Funds and approximately 75% of its assets to Fixed Income Underlying Funds.

Principal Risks

Fund of Funds Risk: The investment  performance of each Portfolio is affected by the  investment  performance  of the  Underlying  Funds in which  the  Portfolio invests.  The ability of a Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their  investment  objectives and on the Advisor's  decisions  regarding the allocation of the Portfolio's  assets among the  Underlying  Funds.  There  can be no  assurance  that the  investment objective of any  Portfolio or Underlying  Fund will be achieved.  Through their investments in the Underlying  Funds,  each Portfolio is subject to the risks of
the  Underlying  Funds'   investments.   The  risks  of  the  Underlying  Funds'
investments are listed below.

                                      -2-

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political  and  issuer  specific  events  will  cause  the  value  of securities,  and  the  Underlying  Funds  that  own  them  (and,  in  turn,  the
Portfolios) to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Risks  of  Concentrating  in the  Real  Estate  Industry:  The DFA  Real  Estate
Securities   Portfolio,   one  of  the  Domestic  Equity  Underlying  Funds,  is
concentrated  in the  real  estate  industry.  The DFA  Real  Estate  Securities
Portfolio's  exclusive  focus on the real estate  industry may cause its risk to approximate the general risks of direct real estate  ownership.  Its performance may be materially different from the broad U.S. equity market.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities  are also  exposed to foreign  currency  risk (the  possibility  that foreign currency will fluctuate in value against the U.S. dollar).

Emerging  Markets  Risk:   Numerous  emerging  market  countries  have  recently
experienced  serious,  and  potentially   continuing,   economic  and  political
problems.  Stock markets in many emerging market countries are relatively small, expensive to trade and risky.  Foreigners  are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under emergency  conditions.  Risks generally associated with foreign securities and currencies also apply.

Risks of Banking  Concentration:  Focus on the banking  industry  would link the performance  of The DFA  One-Year  Fixed Income  Series  and/or The DFA Two-Year
Global Fixed Income Series, two of the Fixed Income Underlying Funds, to changes in performance of the banking industry  generally.  For example, a change in the market's  perception of the riskiness of banks compared to non-banks would cause the two  Underlying  Funds  values to  fluctuate.  The Equity  Portfolio  is not subject to these risks.

Other Risks

Securities Lending:

The  Underlying  Funds  purchased  by the  Portfolios  may lend their  portfolio securities to generate  additional  income.  If the Underlying  Funds lend their portfolio  securities for these purposes,  the Underlying Funds will use various strategies  (for  example,  only making  fully  collateralized  loans) to reduce related risks.

Risk and Return Bar Charts and Tables

Performance information is not available for the Portfolios because they are new.

                                      -3-

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold
Class R shares or Institutional Class shares of the Portfolios.

          Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES

                                          (expenses that are deducted from Portfolio assets)

Equity Portfolio                              Class R       Institutional Class
                                              -------       -------------------
Management/Administration Fee (1)               0.30%               0.30%
Shareholder Services Fees (2)                   0.25%                None
Other Expenses (3)                              0.16%               0.16%
Underlying Fund Expenses (4)                    0.52%               0.52%
                                                ----                -----
Total Operating Expenses                        1.23%               0.98%
Fee Waiver and/or Expense Assumption            0.34%(5)            0.34%(6)
                                                -----               -----
Net Expenses                                    0.89%               0.64%

60/40 Portfolio                               Class R       Institutional Class
                                              -------       -------------------
Management/Administration Fee (1)               0.25%               0.25%
Shareholder Services Fees (2)                   0.25%                None
Other Expenses (3)                              0.16%               0.16%
Underlying Fund Expenses (4)                    0.39%               0.39%
                                                -----               -----
Total Operating Expenses                        1.05%               0.80%
Fee Waiver and/or Expense Assumption            0.23%(5)            0.23%(6)
                                                -----               -----
Net Expenses                                    0.82%               0.57%

25/75 Portfolio                               Class R       Institutional Class
                                              -------       -------------------
Management/Administration Fee (1)               0.20%               0.20%
Shareholder Services Fees (2)                   0.25%                None
Other Expenses (3)                              0.16%               0.16%
Underlying Fund Expenses (4)                    0.32%               0.32%
                                                -----               -----
Total Operating Expenses                        0.93%               0.68%
Fee Waiver and/or Expense Assumption (5)        0.18%(5)            0.18%(6)
                                                -----               -----
Net Expenses                                    0.75%               0.50%

----------------------
(1)  The  "Management/Administration  Fee" reflects the administration fees paid by the  Portfolios  to the  Advisor.  The  Portfolios  do not pay  separate management  fees to the  Advisor.  The Advisor is not  compensated  for the management services it provides to the Portfolios.

(2)  An amount up to 0.25% of the  average net assets of a  Portfolio's  Class R shares may be used to compensate  service  agents that provide  shareholder servicing,  record  keeping,  account  maintenance  and other  services  to investors ("Shareholder Services Agent").

(3)  "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses payable by the Portfolios  through the fiscal year ending November
     30, 2004.

(4)  "Underlying   Fund   Expenses"  are  estimated   expenses  based  upon  the
     anticipated assets of the Portfolios to be invested in each Underlying Fund and upon the  actual  total  operating  expenses  of the  Underlying  Funds
     (including  any current  waivers and expense  limitations of the Underlying
     Funds). Actual Underlying Fund

                                      -4-

     Expenses incurred by the Portfolios may vary with changes in the allocation of the Portfolios'  assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

(5)  Pursuant  to a Fee Waiver and  Expense  Assumption  Agreement,  Dimensional
     will:

     (i)  waive its  administration  fees to the extent  necessary  to limit the proportionate share of the total combined  administration fees paid by each of the  Portfolios  and  management  fees paid by the  Underlying
          Funds to the Advisor to 0.35% for the Equity  Portfolio,  to 0.30% for
          the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and

     (ii) assume the  direct  operating  expenses  of the Class R shares of each
          Portfolio  (excluding  administration fees paid to the Dimensional) to the extent necessary to limit the total expense ratios  (including the expenses  that the  Class R shares of each  such  Portfolio  bear as a shareholder of the Underlying Funds and including Shareholder Services
          Fees) of the Class R shares of each Portfolio to 0.95%.

     The Fee Waiver  and  Expense  Assumption  Agreement  will  remain in effect through  December 31, 2004,  and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor.

(6)  Pursuant  to a Fee Waiver and  Expense  Assumption  Agreement,  Dimensional
     will:

     (i)  waive its  administration  fees to the extent  necessary  to limit the proportionate share of the total combined  administration fees paid by each of the  Portfolios  and  management  fees paid by the  Underlying
          Funds to the Advisor to 0.35% for the Equity  Portfolio,  to 0.30% for
          the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and

     (ii) assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding Administration Fees paid to Dimensional), up to an amount  equal to the total  fees paid to  Dimensional  by the
          Institutional   Class  shares  (including  the  pass  through  of  the
          management  fees paid to Dimensional by the Underlying  Funds),  as is necessary to limit the total expense  ratios  (including  the expenses that the  Institutional  Class shares of each such Portfolio bear as a shareholder of the Underlying Funds) of the Institutional Class shares of the Equity Portfolio to 0.70%, the 60/40 Portfolio to 0.65% and the
          25/75 Portfolio to 0.60%.

     The Fee Waiver  and  Expense  Assumption  Agreement  will  remain in effect through  December 31, 2004,  and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolios with the cost of investing in other mutual funds.

     The Example  assumes  that you invest  $10,000 in a Portfolio  for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                      -5-

                                               1 Year         3 Years
                                               ------         -------
Equity Portfolio
     Class R Shares....................         $91             $284
     Institutional Class Shares........         $65             $205
60/40 Portfolio
     Class R Shares....................         $84             $262
     Institutional Class Shares........         $58             $183
25/75 Portfolio
     Class R Shares....................         $77             $240
     Institutional Class Shares........         $51             $160

     Because the  Portfolios  are new,  the Example is based on the  anticipated expenses for each class of each  Portfolio for the current  fiscal year and does not extend  over five- and ten- year  periods.  The costs of each class for each
Portfolio  reflect the "Net Expenses" that result from the  contractual  expense waivers and assumptions of expenses for the first year only.

                                   HIGHLIGHTS

Management and Administrative Services

     Dimensional  provides each Portfolio with administrative  services and also serves as  investment  advisor  to each  Portfolio  and  Underlying  Fund.  (See
"MANAGEMENT  OF THE  PORTFOLIOS.")  Dimensional  Investment  Group Inc.  ("DIG")
contracts with Shareholder Services Agents to provide certain record keeping and other services for the benefit of the Class R shareholders of the Portfolios.

Dividend Policy

     Each  Portfolio  generally  distributes  dividends  from its net investment income  quarterly  (on a calendar  basis) and will  distribute  any realized net capital gains annually after the end of the Portfolios' fiscal year in November.
(See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

Purchase, Valuation and Redemption of Shares

     The shares of each class of each  Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock  Exchange (the "NYSE")
on each  day that the NYSE is open  for  business.  The  value of a  Portfolio's
shares  will  fluctuate  in  relation  to  the  investment   experience  of  its
corresponding Underlying Funds. The redemption price of a share of each class of each  Portfolio  is equal to its net asset  value.  (See  "PURCHASE  OF SHARES,"
"VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

All Portfolios

     The Advisor seeks to construct a diversified  portfolio for each  Portfolio by  purchasing  shares of Underlying  Funds that invest in equity  securities of domestic and international issuers. The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income  securities of domestic and international issuers.

                                      -6-

Investments in Underlying Funds

     As of the date of this Prospectus,  each Portfolio is expected to invest in each of the  Underlying  Funds  listed  below,  except  that the  Global  Equity
Portfolio is not expected to invest in Fixed Income Underlying Funds.

     Domestic Equity Underlying Funds - The U.S. Large Company Series,  The U.S.
Large Cap Value  Series,  The U.S.  Small Cap Value Series,  The U.S.  Micro Cap
Series and DFA Real Estate Securities Portfolio.

     International Equity Underlying Funds - Large Cap International  Portfolio,
The DFA  International  Value Series,  The Japanese  Small Company  Series,  The
Pacific Rim Small Company Series,  The United Kingdom Small Company Series,  The
Continental Small Company Series,  DFA International  Small Cap Value Portfolio,
The Emerging  Markets Series,  Dimensional  Emerging Markets Value Fund Inc. and
The Emerging Markets Small Cap Series.

     Fixed Income  Underlying Funds - The DFA One-Year Fixed Income Series,  The
DFA Two-Year Global Fixed Income Series, DFA Five-Year  Government Portfolio and
DFA Five-Year Global Fixed Income Portfolio.

     The Underlying  Funds in which each Portfolio may invest,  each Portfolio's allocation with respect to each Underlying Fund, the target asset allocation and allocation  range between Equity  Underlying  Funds and Fixed Income  Underlying
Funds,  and the investment  policies of the Underlying  Funds, may be changed at any time by the Advisor without shareholder approval.

Global Equity Portfolio

     The investment  objective of the Equity  Portfolio is to achieve  long-term capital appreciation.  To achieve its investment objective, the Equity Portfolio generally  allocates its assets to a combination of Equity Underlying Funds. The
Equity Portfolio may invest its assets in both Domestic Equity  Underlying Funds and  International  Equity  Underlying Funds. As of the date of this Prospectus, the Equity Portfolio  intends to invest in the Domestic Equity  Underlying Funds and  International  Equity  Underlying  Funds  listed  above  under the  heading
"Investments in Underlying Funds."

     In  addition  to its  allocation  strategy  of  providing  exposure  to the domestic  equity and  international  equity  markets  through  investment in the
Underlying  Funds,  the Equity  Portfolio  further  diversifies  its  investment portfolio by  allocating  its assets  among  Underlying  Funds that  represent a variety  of  different  asset  classes,  such  as  large  capitalization,  small capitalization  and emerging markets stocks.  The Equity Portfolio also benefits from the  diversification  of each  Underlying  Fund in which it  invests.  Each
Underlying  Fund  provides  diversification  among issuers in the asset class in which it focuses.

     Periodically,  the  Advisor  will  review  the  allocations  for the Equity
Portfolio in each  Underlying  Fund.  From time to time,  the Advisor may add or remove  Underlying Funds in the Equity Portfolio without notice to shareholders.
In  addition,  when the  Advisor  determines  that  market  forces  have  caused fundamental  changes in the relative values of the Underlying Funds, the Advisor intends to modify the  allocations of the Equity  Portfolio.  To maintain target allocations,  adjustments  may  be  made  by  applying  future  investments  and redemptions by the Equity  Portfolio in  proportions  necessary to rebalance the investments in the Underlying Funds.

                                      -7-

     By  investing  all of its  assets in Equity  Underlying  Funds,  the Equity
Portfolio  is  expected to provide the most  aggressive  equity  exposure of the three Portfolios, and hence, corresponding level of overall risk.

     As a non-fundamental  investment policy,  under normal  circumstances,  the
Equity  Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds). If the Equity
Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days in advance of the change, and will change its name.

Global 60/40 Portfolio

     The  investment  objective  of the 60/40  Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to  Underlying  Funds that invest in equity and fixed income  securities.
Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and
Fixed Income  Underlying Funds to achieve an allocation of approximately  40% to
80% (with a target allocation of approximately 60%) of the Portfolio's assets to
Equity   Underlying  Funds  and  20%  to  60%  (with  a  target   allocation  of
approximately  40%) of its assets to Fixed Income Underlying Funds. With respect to investments in Equity  Underlying  Funds,  the 60/40 Portfolio may invest its assets  in both  Domestic  Equity  Underlying  Funds  and  International  Equity
Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to  invest  in  the  Domestic  Equity  Underlying  Funds,  International  Equity
Underlying  Funds and Fixed  Income  Underlying  Funds  listed  above  under the heading "Investments in Underlying Funds."

     In  addition  to its  allocation  strategy  of  providing  exposure  to the domestic and international equity and fixed income markets through investment in the Underlying  Funds,  the 60/40 Portfolio  further  diversifies its investment portfolio by  allocating  its assets  among  Underlying  Funds that  represent a variety  of  different  asset  classes,  such as  small  capitalization  stocks, emerging markets stocks and global bonds. The 60/40 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying
Fund  provides  diversification  among  issuers  in the asset  class in which it focuses.

     Periodically,  the  Advisor  will  review  the  allocations  for the  60/40
Portfolio in each  Underlying  Fund.  From time to time,  the Advisor may add or remove  Underlying Funds in the 60/40 Portfolio  without notice to shareholders.
In  addition,  when the  Advisor  determines  that  market  forces  have  caused fundamental  changes in the relative values of the Underlying Funds, the Advisor intends to modify the  allocations of the 60/40  Portfolio.  To maintain  target allocations,  adjustments  may  be  made  by  applying  future  investments  and redemptions  by the 60/40  Portfolio in  proportions  necessary to rebalance the investments in the Underlying Funds.

     By  investing  its assets in  Underlying  Funds that invest in a variety of equity and fixed income  securities,  the 60/40 Portfolio is expected to fall in between the other two Portfolios  with regard to expected equity  exposure,  and hence, corresponding level of overall risk.

Global 25/75 Portfolio

     The  investment  objective  of the 25/75  Portfolio is to seek total return consistent  with current  income and  preservation  of capital with some capital appreciation.  To achieve its investment objective,  the 25/75 Portfolio,  under normal  market  circumstances,  allocates  the  majority  of its assets to Fixed
Income  Underlying  Funds, but the Portfolio also invests a small portion of its assets to Equity  Underlying Funds.  Generally,  the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income

                                      -8-

Underlying  Funds to achieve an  allocation of  approximately  5% to 45% (with a target  allocation of  approximately  25%) of the  Portfolio's  assets to Equity
Underlying  Funds  and  approximately  55% to 95% (with a target  allocation  of approximately  75%) of the Portfolio's  assets to Fixed Income Underlying Funds.
As of the date of this Prospectus,  the 25/75 Portfolio intends to invest in the
Domestic Equity  Underlying  Funds,  International  Equity  Underlying Funds and
Fixed Income  Underlying  Funds listed above under the heading  "Investments  in
Underlying Funds."

     In  addition  to its  allocation  strategy  of  providing  exposure  to the domestic and international equity and fixed income markets through investment in the Underlying  Funds,  the 25/75 Portfolio  further  diversifies its investment portfolio by  allocating  its assets  among  Underlying  Funds that  represent a variety  of  different  asset  classes,  such as  small  capitalization  stocks, emerging markets stocks and global bonds. The 25/75 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying
Fund  provides  diversification  among  issuers  in the asset  class in which it focuses.

     Periodically,  the  Advisor  will  review  the  allocations  for the  25/75
Portfolio in each  Underlying  Fund.  From time to time,  the Advisor may add or remove  Underlying Funds in the 25/75 Portfolio  without notice to shareholders.
When the Advisor determines that market forces have caused  fundamental  changes in the relative  values of the Underlying  Funds,  the Advisor intends to modify the  allocations  of  the  25/75  Portfolio.  To  maintain  target  allocations, adjustments  may be made by applying  future  investments and redemptions by the
25/75  Portfolio in  proportions  necessary to rebalance the  investments in the
Underlying Fund.

     By investing the majority of its assets in Fixed Income  Underlying  Funds, the 25/75  Portfolio is expected to provide lower equity exposure than the other two Portfolios, and hence, corresponding level of overall risk.

Investment Objectives, Strategies and Policies of the Underlying Funds

     The following is a summary of the  investment  strategies,  objectives  and policies of the  Underlying  Funds in which the  Portfolios  invest.  Additional information  concerning the investment  policies of the Underlying  Funds may be found in the Portfolios' Statement of Additional Information.

Investment Strategies of the Underlying Funds

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection,  not stock picking.
It places priority on limiting expenses,  portfolio turnover, and trading costs.
Many other  investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.   Selecting a starting  universe of  securities  (for  example,  all publicly traded U.S. common stocks).

2.   Creating  a  sub-set  of  companies   meeting  the   Advisor's   investment
     guidelines.

3.   Excluding  certain  companies after analyzing various factors (for example, solvency).

4.   Purchasing  stocks so the  portfolio  is  generally  market  capitalization weighted.

                                      -9-

[Call out box--Market  capitalization  means the number of shares of a company's stock outstanding times price per share.]

[Call out box--Market  capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stocks'  market  capitalization  compared to all eligible stocks. The higher the stock's relative market cap, the greater the representation.]

[Call out box--Total market capitalization,  with respect to the U.S. market, is based on the market  capitalization  of U.S.  operating  companies listed on the
NYSE, American Stock Exchange ("AMEX") or Nasdaq National Market(R)("Nasdaq").]

The U.S. Large Company Series is managed  differently.  Because this  Underlying
Fund is an index  fund,  its only  criteria  for  holding a stock is whether the stock is in the Standard & Poor's 500 Stock Index(R)(the "S&P 500(R)Index").

Certain   Domestic  Equity   Underlying   Funds  use  a  market   capitalization
segmentation approach. Broadly speaking, this technique involves:

1.   Creating  an  initial   universe  of  securities   based  on  total  market
     capitalization.

2.   Identifying  a  sub-set  of  companies  meeting  the  Advisor's  investment guidelines.

3.   Generally,  considering a stock (which may be listed on any principal  U.S.
     exchange or the  over-the-counter  ("OTC") market) for purchase only if the stock's  market  capitalization  falls  within the range of the  segment of total market capitalization identified for the Portfolio.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.   Setting a maturity range.

2.   Implementing the Advisor's quality and eligibility guidelines.

3.   Purchasing securities with a view to maximizing returns.

Investment Objectives and Policies

The U.S. Large Company Series

The U.S. Large Company Series seeks, as its investment objective, to approximate the  investment  performance  of the S&P  500(R)Index,  in  terms  of its  total investment return. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500(R)Index in  approximately  the same proportions as they are represented in the Index.

Standard & Poor's ("S&P")--Information and Disclaimers

     The U.S. Large Company Series is not sponsored,  endorsed, sold or promoted by S&P.  S&P makes no  representation  or warranty,  express or implied,  to the owners of The U.S.  Large Company  Series or any member of the public  regarding the  advisability  of investing  in  securities  generally or in The U.S.  Large
Company  Series  particularly  or the  ability of the S&P  500(R)Index  to track general stock market  performance.  S&P's only  relationship  to The U.S.  Large
Company Series is the licensing of

                                      -10-

certain  trademarks and trade names of S&P and of the S&P  500(R)Index  which is determined,  composed and  calculated  by S&P without  regard to The U.S.  Large
Company  Series.  S&P has no  obligation  to take the  needs  of The U.S.  Large
Company  Series or its  respective  owners into  consideration  in  determining, composing or calculating the S&P 500(R)Index. S&P is not responsible for and has not participated in the determination of the prices and amount of The U.S. Large
Company  Series or in the issuance or sale of shares of The U.S.  Large  Company
Series or in the  determination or calculation of the equation by which The U.S.
Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration,  marketing or trading of The
U.S. Large Company Series.

     S&P DOES NOT  GUARANTEE  THE ACCURACY  AND/OR THE  COMPLETENESS  OF THE S&P
500(R)INDEX  OR ANY DATA INCLUDED  THEREIN,  AND S&P SHALL HAVE NO LIABILITY FOR
ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY,  EXPRESS
OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE,  OWNERS OF THE PRODUCT, OR
ANY  OTHER  PERSON  OR ENTITY  FROM THE USE OF THE S&P  500(R)INDEX  OR ANY DATA
INCLUDED  THEREIN.  S&P MAKES NO  EXPRESS OR IMPLIED  WARRANTIES  AND  EXPRESSLY
DISCLAIMS ALL WARRANTIES OF  MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE S&P 500(R)INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT
LIMITING ANY OF THE FOREGOING,  IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY
SPECIAL, PUNITIVE,  INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS),
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The U.S. Large Cap Value Series
The U.S. Small Cap Value Series

     The  investment  objective of The U.S.  Large Cap Value Series and The U.S.
Small Cap Value Series is to achieve long-term capital appreciation. Each Series generally  will  invest in a broad and  diverse  group of the  common  stocks of companies  traded on a  principal  U.S.  exchange  or on the OTC market that the
Advisor  determines to be value stocks.  Securities are considered  value stocks primarily because a company's shares have a high book value in relation to their market value (a  "book-to-market  ratio").  Generally,  The U.S. Large Cap Value
Series  will  invest in the value  stocks of large cap  companies,  and The U.S.
Small Cap Value Series will invest in the value stocks of small cap companies.

The U.S. Micro Cap Series

     The U.S. Micro Cap Series has an investment  objective to achieve long-term capital appreciation. The U.S. Micro Cap Series generally will invest in a broad and  diverse  group of the  common  stocks  of micro cap  companies  traded on a principal U.S. exchange or on the  over-the-counter  market.  The U.S. Micro Cap
Series also may invest in securities  of foreign  issuers that are traded in the
U.S. securities markets and in privately placed convertible debentures.

DFA Real Estate Securities Portfolio

     The investment  objective of the DFA Real Estate Securities  Portfolio (the
"Real Estate Portfolio") is to achieve long-term capital appreciation.  The Real
Estate Portfolio will concentrate its investments in readily  marketable  equity
securities  of  companies  whose  principal   activities  include   development,
ownership,  construction,  management,  or sale of  residential,  commercial  or industrial real estate. Investments will include, principally, equity securities of companies traded in the U.S.  securities  markets in the following sectors of the real estate industry:  certain real estate  investment  trusts ("REITs") and
companies   engaged  in   residential   construction   and  firms,   except  for
partnerships, whose principal business is to develop commercial property. In the future, the Advisor may determine to include

                                      -11-

companies  in other  sectors  of the real  estate  industry  in the Real  Estate
Portfolio.  In addition, the Real Estate Portfolio is authorized to purchase and sell financial futures contracts and options thereon.

Large Cap International Portfolio

     The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation.  To achieve its investment objective,  the Large
Cap  International  Portfolio intends to invest in the stocks of large companies in Europe, Australia and the Far East. Under normal market conditions, the Large
Cap International  Portfolio intends to invest its assets in companies organized or  having a  majority  of their  assets  in or  deriving  a  majority  of their
operating  income  in  at  least  three  non-U.S.   countries.   The  Large  Cap
International  Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

The Japanese Small Company Series

     The  Japanese  Small  Company  Series'  investment  objective is to achieve long-term capital appreciation. The Japanese Small Company Series generally will invest in a broad and  diverse  group of readily  marketable  stocks of Japanese small companies that are traded in the Japanese securities markets. The Japanese
Small  Company  Series  also may  invest up to 5% of its  assets in  convertible debentures issued by Japanese small companies.

The Pacific Rim Small Company Series

The  Pacific  Rim Small  Company  Series'  investment  objective  is to  achieve long-term capital  appreciation.  The Pacific Rim Small Company Series generally will invest in stocks of a broad and diverse group of small companies located in
Australia,  New Zealand and Pacific Rim Asian  countries whose shares are traded principally on the securities  markets located in those  countries.  The Pacific
Rim Small Company  Series also may invest up to 5% of its assets in  convertible debentures issued by small companies located in the Pacific Rim.

The United Kingdom Small Company Series

     The United Kingdom Small Company Series' investment objective is to achieve
long-term  capital  appreciation.   The  United  Kingdom  Small  Company  Series
generally will invest in a broad and diverse group of readily  marketable stocks of United  Kingdom small  companies  that are traded  principally  on the London
Stock Exchange. The United Kingdom Small Company Series also may invest up to 5%
of  its  assets  in  convertible  debentures  issued  by  United  Kingdom  small companies.

The Continental Small Company Series

     The Continental  Small Company Series'  investment  objective is to achieve long-term capital  appreciation.  The Continental Small Company Series generally will invest in readily  marketable  stocks of a broad and diverse group of small
companies  organized  under  the  laws  of  certain  European   countries.   The
Continental  Small  Company  Series  also may  invest up to 5% of its  assets in convertible debentures issued by European small companies.

The DFA International Value Series

     The  investment  objective  of The DFA  International  Value  Series  is to achieve  long-term  capital  appreciation.  The DFA  International  Value Series invests in the stocks of large non-U.S.  companies that the Advisor  believes to be value stocks at the time of purchase.  Securities are considered value stocks

                                      -12-

primarily  because a company's  shares  have a high  book-to-market  ratio.  The
Series  intends to invest in the stocks of large  companies  in  countries  with developed markets. Under normal market conditions,  the Series intends to invest its assets in  companies  organized  or having a majority of their  assets in or deriving  a  majority  of their  operating  income  in at least  three  non-U.S.
countries  and no more than 40% of the  Series'  assets will be invested in such companies in any one country.  The Series  reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

DFA International Small Cap Value Portfolio

     The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation.  DFA International Small Cap Value
Portfolio  pursues its investment  objective by investing in the stocks of small
non-U.S.  companies that have a high book to market ratio. The Portfolio intends to invest in the stocks of small companies in countries with developed  markets.
Under normal market  conditions,  the Portfolio  intends to invest its assets in value stocks of small  companies  organized or having a majority of their assets in or deriving a majority of their  operating  income in at least three non-U.S.
countries. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

The Emerging Markets Series
The Emerging Markets Small Cap Series
Dimensional Emerging Markets Value Fund Inc.

     The  investment  objective  of both The  Emerging  Markets  Series  and The
Emerging Markets Small Cap Series is to achieve long-term capital  appreciation.
The investment  objective of Dimensional  Emerging  Markets Value Fund Inc. (the
"Emerging  Markets  Value Fund") is to seek  long-term  capital  growth  through investment primarily in emerging markets equity securities. Each of The Emerging
Markets Series,  The Emerging  Markets Small Cap Series and the Emerging Markets
Value Fund (together,  the "Emerging Markets Underlying Funds") seeks to achieve its  investment  objective by investing in emerging  markets  designated  by the
Investment Committee of the Advisor ("Approved Markets").  Each Emerging Markets
Underlying  Fund  invests  its  assets   primarily  in  Approved  Market  equity
securities  listed on bona fide  securities  exchanges or actively traded on OTC markets.

     The Emerging  Markets  Series will seek a broad  market  coverage of larger companies within each Approved Market, and The Emerging Markets Small Cap Series
will seek a broad  market  coverage of smaller  companies  within each  Approved
Market.  The Emerging  Markets Value Fund will seek to invest in emerging market equity  securities,  which are deemed by the  Advisor to be value  stocks at the time of purchase.  Securities are considered value stocks primarily because they have a high book to market ratio. The Emerging Markets Value Fund's policy is to
seek  to  invest  in  emerging  market  equity   securities  across  all  market
capitalizations.

     With respect to The Emerging  Markets Series and The Emerging Markets Small
Cap Series,  the Advisor  defines the term  "emerging  market" to mean a country that  is  considered  to be an  emerging  market  by the  International  Finance
Corporation. In determining what countries have emerging markets with respect to the  Emerging  Markets  Value Fund,  the data,  analysis and  classification  of
countries   published   and   disseminated   by  the   International   Bank  for
Reconstruction  and  Development  (commonly  known as the  World  Bank)  and the
International  Finance  Corporation,  among other  things,  will be  considered.
Approved emerging markets may not include all such emerging markets.

                                      -13-

The DFA One-Year Fixed Income Series

     The  investment  objective  of The DFA One-Year  Fixed Income  Series is to achieve a return in excess of the rate of inflation  with a minimum of risk. The
DFA  One-Year  Fixed  Income  Series will  invest its assets in U.S.  government obligations, U.S. government agency obligations,  dollar-denominated obligations of  foreign  issuers  issued  in the  U.S.,  bank  obligations,  including  U.S.
subsidiaries and branches of foreign banks,  corporate  obligations,  commercial paper,  repurchase  agreements and obligations of  supranational  organizations.
Generally, the Series will acquire obligations which mature within one year from the date of settlement,  but substantial  investments may be made in obligations maturing  within two years from the date of settlement  when greater returns are available.  The  Series  will  invest  more  than  25% of its  total  assets  in obligations  of U.S.  and/or  foreign banks and bank holding  companies when the yield to  maturity  on these  instruments  exceeds  the yield to maturity on all other eligible  portfolio  investments  of similar  quality for a period of five consecutive  days  when  the NYSE is open  for  trading.  As of the date of this
Prospectus,  The DFA  One-Year  Fixed  Income  Series is not  concentrating  its investments in the banking industry.

The DFA Two-Year Global Fixed Income Series

     The investment  objective of The DFA Two-Year Global Fixed Income Series is to maximize  total returns  consistent  with  preservation  of capital.  The DFA
Two-Year  Global  Fixed  Income  Series  will  invest in  obligations  issued or
guaranteed   by  the  U.S.   and  foreign   governments,   their   agencies  and
instrumentalities,  corporate debt  obligations,  bank  obligations,  commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign  issuers  denominated in U.S.  dollars but not trading in the United States,  and obligations of  supranational  organizations, such  as the  World  Bank,  the  European  Investment  Bank,  European  Economic
Community and European Coal and Steel Community. Under normal market conditions, the Series intends to invest in issuers  organized or having a majority of their assets in, or deriving a majority of their  operating  income in, at least three different countries, one of which may be the United States.

     Because  many of the Series'  investments  will be  denominated  in foreign currencies,  the Series will also enter into forward foreign currency  contracts solely for the purpose of hedging  against  fluctuations  in  currency  exchange rates.  The Series will invest more than 25% of its total assets in  obligations of U.S.  and/or  foreign  banks  and bank  holding  companies  when the yield to maturity  on these  instruments  exceeds  the  yield to  maturity  on all  other eligible  portfolio  investments  of  similar  quality  for  a  period  of  five consecutive  days  when  the NYSE is open  for  trading.  As of the date of this
Prospectus,  The Two-Year  Global Fixed Income Series is not  concentrating  its investments in the banking industry.

DFA Five-Year Government Portfolio

     The investment  objective of the DFA Five-Year  Government  Portfolio is to maximize  total  returns  from  the  universe  of debt  obligations  of the U.S.
government  and U.S.  government  agencies.  The  Portfolio  will  also  acquire repurchase agreements.

DFA Five-Year Global Fixed Income Portfolio

     The investment objective of the DFA Five-Year Global Fixed Income Portfolio is to provide a market  rate of return  for a fixed  income  portfolio  with low relative volatility of returns.  The DFA Five-Year Global Fixed Income Portfolio will invest  primarily  in  obligations  issued or  guaranteed  by the U.S.  and foreign governments, their agencies and instrumentalities,  obligations of other
foreign  issuers  rated  AA  or  better,   corporate  debt   obligations,   bank
obligations,  commercial  paper, and  supranational  organizations,  such as the
World Bank, the European Investment Bank, European Economic Community

                                      -14-

and European  Coal and Steel  Community.  Under normal  market  conditions,  the
Portfolio  intends to invest in issuers  organized or having a majority of their assets in, or deriving a majority of their  operating  income in, at least three different countries,  one of which may be the United States. It is the policy of the Portfolio that the weighted  average length of maturity of investments  will not exceed five  years.  Because  many of the  Portfolio's  investments  will be denominated  in foreign  currencies,  the Portfolio will also enter into forward
foreign   currency   contracts   solely  for  the  purpose  of  hedging  against
fluctuations in currency exchange rates.

                                SECURITIES LOANS

     The  Underlying  Funds  are  authorized  to lend  securities  to  qualified brokers,  dealers,  banks and other  financial  institutions  for the purpose of earning additional  income.  While an Underlying Fund may earn additional income from lending  securities,  such activity is  incidental to an Underlying  Fund's investment  objective.  The value of securities loaned may not exceed 33 1/3% of the value of an Underlying  Fund's total assets.  In connection with such loans, an Underlying Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least
100% of the current  market value of the loaned  securities.  In  addition,  the
Underlying  Fund will be able to terminate the loan at any time and will receive reasonable  compensation on the loan, as well as amounts equal to any dividends, interest or other  distributions on the loaned  securities.  In the event of the bankruptcy  of the  borrower,  the  Underlying  Fund could  experience  delay in recovering  the loaned  securities.  Management  believes  that this risk can be controlled  through  careful  monitoring  procedures.  Each  Portfolio  is  also authorized to lend its portfolio securities.

                          MANAGEMENT OF THE PORTFOLIOS

     The Advisor  serves as investment  advisor to each Portfolio and Underlying
Fund. As such, it is responsible for the management of their respective  assets.
Investment  decisions for the Portfolios  and  Underlying  Funds are made by the
Investment Committee of the Advisor,  which meets on a regular basis and also as needed to consider  investment issues.  The Investment  Committee is composed of certain  officers  and  directors of the Advisor who are elected  annually.  The
Advisor  provides each  Underlying  Fund with a trading  department  and selects brokers and dealers to effect securities transactions.

     Securities  transactions are placed with a view to obtaining the best price and  execution of such  transactions.  The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might  charge if it  determines,  in good  faith,  that the  commission  paid is reasonable  in relation to the research or brokerage  services  provided by such organization.

     The Portfolios do not pay any  management  fees to the Advisor for managing the Portfolios.  Each Portfolio  indirectly pays its proportionate  share of the expenses of the Underlying  Funds in which the Portfolio  invests  including the management fees paid to the Advisor by the Underlying  Funds.  For the estimated
Underlying Fund expenses to be paid by the Portfolios for the fiscal year ending
November  30,  2004,  see  "ANNUAL  FUND  OPERATING  EXPENSES."  The Advisor was
organized in May 1981,  and is engaged in the  business of providing  investment management services to institutional investors. As of September 30, 2003, assets under management totaled approximately $41 billion.

     DIG bears all of its own costs and  expenses,  including:  services  of its independent certified public accountants,  legal counsel,  brokerage commissions and  transfer  taxes in  connection  with the  acquisition  and  disposition  of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees,  the cost of filing its registration statements  under federal  securities laws and the cost of any filings  required under state securities laws, reports to shareholders,  and transfer and dividend
disbursing  agency,   administrative   services  and  custodian  fees.  Expenses
allocable

                                      -15-

to a particular Portfolio or class of a Portfolio are so allocated. The expenses of DIG  that  are not  allocable  to a  particular  Portfolio  or  class  of the
Portfolio are borne by each  Portfolio or class of the Portfolio on the basis of its relative net assets.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Each  Portfolio  distributes  any net  investment  income  quarterly  (on a calendar  basis).  The Portfolios will distribute any realized net capital gains annually  after  the  end of a  Portfolio's  fiscal  year.  Shareholders  of the
Portfolios will automatically receive all income dividends and any capital gains distributions  in additional  shares of the Portfolio  whose shares they hold at net asset value (as of the business date following the dividend record date).

     Every  January,  you will receive a statement  that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     In  general,  Portfolio  distributions  are  taxable  to you  (unless  your investment  is through a qualified,  tax-deferred  retirement  plan),  as either ordinary income or capital gain.  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital  gains are taxable as long-term  capital  gains no matter how long you have owned your shares.  A portion of the income  dividends paid to you by a Portfolio  may be  qualified  dividends  eligible for taxation at long-term capital gain rates.  If you buy shares when the  Portfolio  has realized but not yet  distributed  income or capital  gains,  you will be "buying a dividend"  by paying the full price for the shares and then  receiving  a portion of the price back in the form of a taxable distribution.

     By law, a Portfolio  must withhold a portion of your taxable  distributions and sales proceeds unless you:

o        provide your correct social security or taxpayer identification number,
o        certify that this number is correct,
o        certify that you are not subject to backup withholding, and
o        certify that you are a U.S. person (including a U.S. resident alien).

The  Portfolio  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

     When you sell your shares in a Portfolio, you may realize a capital gain or loss.  For tax  purposes,  an  exchange  of a class of shares  of one  Portfolio described in this  Prospectus for the same class of shares of another  Portfolio described in this Prospectus is the same as a sale. Portfolio  distributions and gains from the sale of your Portfolio  shares generally are subject to state and local taxes.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

     Dividends and distributions  paid to a qualified,  tax-deferred  retirement plan,  such as a 401(k)  plan,  accumulate  free of  federal  income  taxes.  In addition,  the  sale  or  redemption  by a  tax-deferred  retirement  plan  of a
Portfolio's shares will not be subject to federal income taxes.

     Because  everyone's  tax  situation  is  unique,  always  consult  your tax professional  about  federal,  state,  local or foreign tax  consequences  of an investment in the Portfolios.

                                      -16-

                               PURCHASE OF SHARES

     The Portfolios are sold primarily to: (i) defined  contribution  plans that are exempt from taxation under the Internal Revenue Code  ("retirement  plans"),
(ii)  clients,  customers or members of certain  financial  institutions,  (iii)
certain  institutional  investors,  and (iv)  clients of  registered  investment advisors.

     Provided that the Portfolios are available  under an employer's  retirement plan or through  an  institution,  shares  may be  purchased  by  following  the procedures  adopted by the respective  employer or  institution  and approved by
DIG's  management  for making  investments.  Investors  who are  considering  an investment in the Portfolios  should  contact their employer or institution  for details  about the  purchase  procedures  and the  classes  of  shares  that are available.

     Investors who are not purchasing shares under an employer's retirement plan or  through an  institution,  may  purchase  shares of the  Portfolios  by first contacting  the Advisor at (310)  395-8005 to notify the Advisor of the proposed investment.  All  investments  are subject to approval of the  Advisor,  and all investors must complete and submit the necessary account  registration  forms in good order. "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting  legal  documentation  required by the  Advisor has been  received in legible form and (2) the Advisor has been  notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading  on the  NYSE  (ordinarily  1:00  p.m.  PST)  on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser  will be  responsible  for any loss  incurred by a Fund arising out of such  cancellation.  To recover  any such loss,  the Funds  reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

     DIG reserves the right to reject any initial or additional  investment  and to suspend the offering of shares of any Portfolio.

     Shares also may be purchased  and sold by  individuals  through  securities firms,  which may charge a service fee or commission for such  transactions.  No such fee or  commission  is charged on shares  that are  purchased  or  redeemed
directly  from  DIG.   Investors   who  are  clients  of   investment   advisory
organizations  may also be subject to  investment  advisory fees under their own arrangements with such organizations.

     Purchases of shares will be made in full and fractional  shares  calculated
to  three  decimal  places.   In  the  interest  of  economy  and   convenience,
certificates for shares will not be issued.

     Frequent  trading  into  and  out  of a  Portfolio  can  disrupt  portfolio investment strategies,  harm performance and increase Portfolio expenses for all shareholders,  including long-term shareholders who do not generate these costs.
The  Portfolios are designed for long-term  investors,  and are not intended for market timing or excessive trading activities.  Market timing activities include purchases  and  sales of  Portfolio  shares in  response  to  short-term  market fluctuations.  The  Portfolios  may  refuse or cancel  purchase  orders  for any reason,  without prior notice,  particularly purchase orders that the Portfolios believe are made on behalf of market  timers.  The  Portfolios  and their agents reserve the right to reject any purchase request by any investor, institution or
Retirement  Plan  indefinitely  if they believe that any  combination of trading activity in the accounts is potentially  disruptive to the Portfolios.  Exchange purchases  are also subject to these  limitations,  which are in addition to the other exchange limitations  described under "EXCHANGE OF SHARES." The Portfolios may impose further  restrictions  on trading  activities by market timers in the future.

                                      -17-

In-Kind Purchases

     If accepted by DIG,  shares of a Portfolio may be purchased in exchange for securities  that are eligible for  acquisition by the Underlying  Funds in which such  Portfolio  invests.  Shares may also be  purchased  in exchange  for local currencies in which such  securities of the  corresponding  Underlying  Fund are denominated.  Securities and local  currencies  accepted by DIG for exchange and
Portfolio  shares  to be issued in  exchange  will be valued as set forth  under
"VALUATION OF SHARES" at the time of the next  determination  of net asset value after such acceptance. All dividends,  interests,  subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or the
Underlying  Funds) whose shares are being  acquired and must be delivered to DIG by the investor  upon receipt from the issuer.  Investors who desire to purchase shares of a Portfolio with local currencies should first contact the Advisor for wire instructions.

     DIG will not  accept  securities  in  exchange  for  shares of a  Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included, or otherwise represented,  in the Underlying Funds, and current market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject to any restrictions  upon their sale by the Portfolio (or the Underlying
Funds)  under the  Securities  Act of 1933 or under the laws of the  country  in which the principal market for such securities  exists or otherwise;  and (3) at the discretion of DIG, the value of any such securities (except U.S.  Government securities)  being exchanged,  together with other securities of the same issuer owned  by an  Underlying  Fund,  may  not  exceed  5% of the net  assets  of the
Underlying  Fund  immediately  after  the  transaction.  DIG  will  accept  such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors who are subject to federal  taxation  upon the exchange,  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such exchanges should contact the Advisor.

                               VALUATION OF SHARES

Net Asset Value

     The net asset value per share of each class of each  Portfolio  and the net asset value of each  Underlying  Fund are generally  calculated on days that the
NYSE is open for  trading.  The net asset  value per share of each class of each
Portfolio  and net asset value per share of each  Underlying  Fund is calculated after the close of the NYSE  (normally,  1:00 p.m.  PST) by  dividing  the total market value of the  investments and other assets of the Portfolio or Underlying
Fund, less any liabilities,  by the total number of outstanding  shares of stock of the Portfolio or Underlying Fund. The value of each  Portfolio's  shares will fluctuate in relation to the investment  experience of the  Underlying  Funds in which the Portfolio invests. Securities are valued at the last quoted sale price of the day.  Securities  that are  listed on  Nasdaq  are  valued at the  Nasdaq
Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the  Underlying  Funds value the  securities at the mean between the most recent quoted bid and asked prices.  Price information on listed securities is taken from the exchange  where the security is primarily  traded.  Securities issued by open-end  investment  companies,  such as the  Underlying  Funds,  are valued using their  respective net asset values or public  offering  prices,  as appropriate,  for purchase  orders placed at the close of the NYSE. The value of other  assets and  securities  for which no  quotations  are  readily  available
(including restricted  securities) are determined in good faith at fair value in accordance with procedures adopted by the applicable Board of Trustees/Directors of the Underlying Funds. Fair value pricing may also be used if events that have a  significant  effect  on the  value of an  investment  (as  determined  in the discretion  of the  Investment  Committee of the  Advisor)  occur before the net asset value

                                      -18-

is calculated. When fair value pricing is used, the prices of securities used by the Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     Fair value pricing also may be used by an Underlying  Fund holding  foreign equity  securities  ("Foreign  Equity  Funds").  Generally,  trading  in foreign securities  markets is completed each day at various times prior to the close of the NYSE. For example,  trading in the Japanese  securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 10:00 or 11:00 p.m.
PT, depending on daylight savings time),  which is at least fourteen hours prior to the close of the NYSE  (generally  1:00  p.m.  PST) and the time that the net asset  values  of the  Foreign  Equity  Funds  are  computed.  Due  to the  time differences  between the closings of the relevant foreign  securities  exchanges and the time the Foreign  Equity  Funds  price their  shares at the close of the
NYSE,  the Foreign  Equity  Funds may value their  foreign  investments  at fair value.  Such  valuations  will  attempt to reflect the U.S.  financial  markets'
perceptions and trading  activities related to the Foreign Equity Funds' foreign investments  since the last closing  prices of the foreign  investments on their primary  securities  markets or  exchanges.  For these  purposes,  the Boards of
Trustees/Directors  of the  Underlying  Funds and DIG have  determined  that any movement  in  relevant  market  indicators,  after the close of the Tokyo  Stock
Exchange or the London Stock  Exchange,  constitutes a  significant  event where fair value pricing may be used. When a Foreign Fund uses fair value pricing, the values assigned to the Foreign Fund's foreign  investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Since certain  Underlying Funds own securities that are primarily listed on foreign  exchanges  that may trade on days when the  Portfolios  and  Underlying
Funds do not price their  shares,  the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The net asset values per share of each  International  Equity  Underlying  Fund, The DFA
Two-Year  Global  Fixed  Income  Series and DFA  Five-Year  Global  Fixed Income
Portfolio are  expressed in U.S.  dollars by  translating  the net assets of the
Underlying  Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Note: The time at which  transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

     Certain of the securities holdings of the Emerging Markets Underlying Funds in Approved Markets may be subject to tax, investment and currency  repatriation regulations  of the Approved  Markets  that could have a material  effect on the valuation of the securities.  For example,  an Emerging Markets  Underlying Fund might be subject to different  levels of taxation on current income and realized gains depending upon the holding period of the securities.  In general, a longer holding  period  (e.g.,  five years) may result in the  imposition  of lower tax rates than a shorter  holding  period  (e.g.,  one year).  The Emerging  Markets
Underlying  Fund may also be subject to certain  contractual  arrangements  with investment  authorities in an Approved Market which require an Emerging  Markets
Underlying  Fund to maintain  minimum  holding periods or to limit the extent of repatriation  of income  and  realized  gains.  As a result,  the  valuation  of particular securities at any one time may depend materially upon the assumptions that an  Emerging  Markets  Underlying  Fund makes at that time  concerning  the anticipated holding period for the securities.  Absent special  circumstances as determined  by the  applicable  Board  of  Trustees/Directors,  it is  presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions.  However, the use of such  valuation  standards will not prevent the Emerging  Markets  Underlying
Fund from selling  such  securities  in a shorter  period of time if the Advisor considers  the earlier sale to be a more prudent  course of action.  Revision in valuation of those  securities  will be made at the time of the  transaction  to reflect the actual sales  proceeds  inuring to the Emerging  Markets  Underlying
Fund.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by an Underlying Fund is determined each day as of such close.

                                      -19-

Public Offering Price

     Provided that PFPC Inc., the Portfolios'  transfer agent or the Shareholder
Services Agent designated by a Retirement Plan or an institution has received an investor's  instructions  in good order,  and the  custodian  has  received  the investor's payment, shares of the class of the Portfolio selected will be priced at the  public  offering  price,  which is the net  asset  value of the class of shares of the Portfolio calculated next after receipt of the investor's funds by the  custodian.  The  transfer  agent or DIG may  from  time to time  appoint  a sub-transfer  agent,  such as a Shareholder  Services Agent,  for the receipt of purchase  orders  and  funds  from  certain  investors.  With  respect  to  such investors,  the shares of the class of the Portfolio  selected will be priced at the public offering price next calculated after receipt of the purchase order by the  sub-transfer  agent.  The only  difference  between a normal purchase and a purchase  through  a  sub-transfer  agent is that if the  investor  buys  shares through a sub-transfer  agent,  the purchase  price will be the public  offering price next calculated  after the sub-transfer  agent receives the order,  rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order). If an order to purchase shares must be canceled due to  non-payment,  the purchaser will be  responsible  for any loss  incurred by a Portfolio  arising out of such cancellation.  DIG  reserves the right to redeem  shares owned by any  purchaser whose order is canceled to recover  any  resulting  loss to a Portfolio  and may prohibit  or  restrict  the manner in which  such  purchaser  may place  further orders.

                               EXCHANGE OF SHARES

     Investors may exchange Class R shares or Institutional  Class shares of one
Portfolio  described in this  Prospectus for the same class of shares of another
Portfolio described in this Prospectus.  DIG does not accept exchanges of shares of the Portfolios in an amount less than $100,000.

     Retirement Plan participants and clients of certain financial  institutions may exchange  shares by completing the necessary  documentation  required by the
Advisor and the  Shareholder  Services  Agent  designated  under the  employer's
Retirement Plan or by an institution.  Please contact your employer, institution or the Shareholder Services Agent.

     Other  investors  may exchange  shares by first  contacting  the Advisor at
(310)  395-8005  to  notify  the  Advisor  of the  proposed  exchange  and  then completing a letter of instruction and mailing it to DIG, as follows:

                             Attn: Client Operations
                          1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management  of any  Portfolio  or otherwise  adversely  affect DIG, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the Portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

                                      -20-

     For  Retirement  Plan   participants  and  clients  of  certain   financial
institutions  exchanging  shares,  the redemption and purchase  prices of shares redeemed and purchased by exchange,  respectively, are the net asset values next determined  after  the  Shareholder  Services  Agent  has  received  appropriate instructions in the form required by such Shareholder Services Agent.

     For other investors  exchanging  shares, the redemption and purchase prices of shares  redeemed and purchased by exchange,  respectively,  are the net asset values next determined after the Advisor has received a letter of instruction in good order. "Good order" means a completed letter of instruction  specifying the dollar amount to be exchanged,  signed by all  registered  owners of the shares;
and if DIG  does not have on file the  authorized  signatures  for the  account, proof of authority and a guarantee of the signature of each registered  owner by
an  "eligible  guarantor   institution."  Such  institutions  generally  include
national or state banks,  savings  associations,  savings and loan associations, trust companies,  savings banks, credit unions and members of a recognized stock exchange.

     There is no fee imposed on an exchange.  However, DIG reserves the right to impose an administrative  fee in order to cover the costs incurred in processing an exchange.  Any such fee will be disclosed in the  Prospectus.  An exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or a loss on the transaction. However, no taxable gain or loss will normally be recognized by investors  exchanging  through a Retirement  Plan. DIG reserves the right to revise or  terminate  the  exchange  privilege,  waive the minimum  amount  requirement,  limit the  amount of or reject any  exchange,  as deemed necessary, at any time.

                              REDEMPTION OF SHARES

Redemption  Procedure for Retirement Plan  Participants and Clients of Financial
Institutions

     A  participant  in a  Retirement  Plan or a client  of an  institution  who desires to redeem shares of a Portfolio must furnish a redemption request to the
Shareholder  Services  Agent  designated  under  the  Retirement  Plan or by the institution  in the  form  required  by such  Shareholder  Services  Agent.  The
Shareholder  Services Agent will adopt  procedures  approved by DIG's management for transmitting redemption orders.

Redemption Procedure for Retirement Plans, Institutions and Other Investors

     A Retirement  Plan,  institution  or other  investor that desires to redeem shares of a Portfolio  must  furnish a  redemption  request to DIG. An investor, other than a Retirement Plan or  institution,  must contact the Advisor at (310)
395-8005 to redeem shares of a Portfolio.  Each  Portfolio will redeem shares at the net asset value of such class of shares next  determined  after receipt of a written request for redemption in good order by the Portfolio's  transfer agent.
"Good order" means that the request to redeem  shares must include all necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading on the NYSE  (ordinarily  1:00 p.m. PST),  including but not limited to: a letter of instruction or a stock assignment  specifying the number of shares or dollar amount to be redeemed,  signed by all registered  owners (or authorized  representatives thereof) of the shares; if DIG does not have on file the authorized  signatures for the account, a guarantee of the signature of each registered owner by an eligible  guarantor  institution;  and any other required supporting legal documents.

     A  Retirement  Plan,  institution  or other  investor  that has  authorized redemption  payment by wire on an authorization  form filed with DIG may request that  redemption  proceeds be paid in federal  funds wired to the bank they have designated on the authorization form. If the proceeds are wired to an account at a bank which is not a member of the  Federal  Reserve  System,  there could be a delay in crediting the funds to the bank account.  DIG reserves the right at any time to suspend or terminate the redemption by

                                      -21-

wire  procedure  after  notification  to the  Retirement  Plan,  institution  or investor. No charge is made by DIG for redemptions.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares which were purchased by check will not be made until DIG can verify that the  payments  for the purchase have been,  or will be,  collected,  which may take up to fifteen  days or more.
Investors  may avoid this delay by  submitting a certified  check along with the purchase order.

In-Kind Redemptions

     When  in the  best  interests  of a  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio securities from the
Portfolio's  Underlying  Funds,  in lieu of cash, in accordance  with Rule 18f-1 under the Investment  Company Act of 1940. The Portfolios also reserve the right to redeem  their  shares in the  currencies  in which  their  Underlying  Funds'
investments are  denominated.  Investors may incur  brokerage  charges and other transaction  costs in selling such  securities and converting such currencies to dollars.  Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

                                      -22-

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------
      Investment Advisor           Accounting Services, Dividend Disbursing and
                                                  Transfer Agent
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor                        PFPC INC.
    Santa Monica, CA 90401                     400 Bellevue Parkway
   Tel. No. (310) 395-8005                     Wilmington, DE 19809
--------------------------------------------------------------------------------
        Custodian                                   Legal Counsel

    PFPC TRUST COMPANY                  STRADLEY, RONON, STEVENS & YOUNG, LLP
   400 Bellevue Parkway                       2600 One Commerce Square
   Wilmington, DE 19809                      Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------
                    Independent Certified Public Accountants

                           PRICEWATERHOUSECOOPERS LLP
                           200 East Las Olas Boulevard
                                   Suite 1700
                            Ft. Lauderdale, FL 33301
               ---------------------------------------------------

                                      -23-

Other Available Information

You can find more  information  about DIG and its Portfolios in the  Portfolios'
Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment  strategies that  significantly  affected the Portfolios in their last fiscal year.  The  Portfolios are new so the reports do not yet include any information about the Portfolios.

How to get these and other materials:

o    Request free copies from:

     -    Your plan  administrator  - if you are a  participant  in a Retirement
          Plan offering the Portfolios.

     -    Your  account  service  provider - if you are a client or member of an institution offering Portfolios.

     -    Your investment  advisor- if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

     -    DIG, if you are another type investor or if you represent a Retirement
          Plan  sponsor  or  qualifying  institution.   Call  collect  at  (310)
          395-8005.

     -    Additional materials describing DIG and the Portfolios, as well as the
          Advisor and its investment approach, are also available.

o    Access current Prospectuses on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public Reference Room in Washington, D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401
(310) 395-8005

Dimensional Investment Group Inc. - Registration No. 811-6067

                                      -24-

                                 CLASS R SHARES
                           INSTITUTIONAL CLASS SHARES

                             GLOBAL EQUITY PORTFOLIO
                             GLOBAL 60/40 PORTFOLIO
                             GLOBAL 25/75 PORTFOLIO

                        DIMENSIONAL INVESTMENT GROUP INC.

          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 23, 2003

     Dimensional  Investment  Group  Inc.  ("DIG")  is  an  open-end  management investment company that offers  twenty-seven  series of shares. This SAI relates to the Class R shares and  Institutional  Class  shares of three  series of DIG:
Global  Equity  Portfolio,  Global 60/40  Portfolio  and Global 25/75  Portfolio
(individually, a "Portfolio" and collectively, the "Portfolios").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Portfolios'  Prospectus dated December 23, 2003, as amended from time to time. A copy of the  Prospectus  may be obtained from your  Shareholder  Service  Agent, account service provider or investment advisor or from DIG by calling collect at
(310) 395-8005.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     Each  Portfolio  described  in this SAI is a "fund of funds"  that seeks to achieve its  investment  objective by investing  its assets in funds  managed by
Dimensional Fund Advisors, Inc. (the "Advisor" or "Dimensional"), which include, as of the  date of this  SAI,  Dimensional  Emerging  Markets  Value  Fund  Inc.
("DEM");  The U.S. Large Company  Series,  The U.S. Large Cap Value Series,  The
U.S. Small Cap Value Series,  The U.S. Micro Cap Series,  The DFA  International
Value Series,  The Japanese Small Company Series,  The Pacific Rim Small Company
Series,  The United Kingdom Small Company Series,  The Continental Small Company
Series,  The Emerging Markets Series, The Emerging Markets Small Cap Series, The
DFA  One-Year  Fixed  Income  Series and The DFA  Two-Year  Global  Fixed Income
Series,  each a series of The DFA Investment Trust Company  ("DFAITC");  and DFA
Real  Estate  Securities  Portfolio,  Large  Cap  International  Portfolio,  DFA
International Small Cap Portfolio,  DFA Five-Year  Government  Portfolio and DFA
Five-Year  Global  Fixed  Income  Portfolio,  each a  series  of DFA  Investment
Dimensions  Group Inc.  ("DFAIDG").  DEM, the series of DFAITC and the series of
DFAIDG are  referred to as the  "Underlying  Funds."  Each  Portfolio  currently offers two classes of shares:  Class R shares and  Institutional  Class  shares.
Dimensional  serves  as  investment  advisor  to  each  Portfolio  and  provides administrative  services  to the  Portfolios.  Capitalized  terms not  otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     The following  information  supplements  the  information  set forth in the
Prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Underlying Funds.

     Each of the Portfolios and the  Underlying  Funds is diversified  under the federal securities laws and regulations.

                             INVESTMENT LIMITATIONS

     Each of the Portfolios  has adopted  certain  limitations  which may not be changed with respect to any Portfolio  without the approval of a majority of the outstanding  voting securities of the Portfolio.  A "majority" is defined as the lesser of: (1) at least 67% of the voting  securities  of the  Portfolio  (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the  outstanding  voting  securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding  voting securities of such Portfolio.

     The  Portfolios will not:

     (1)  invest in commodities or real estate,  including  limited  partnership interests  therein,  although they may purchase and sell securities of companies  which deal in real estate and securities  which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2)  make loans of cash,  except  through  the  acquisition  of  repurchase agreements  and  obligations  customarily  purchased by  institutional investors;

     (3)  as to 75% of the total assets of a Portfolio, invest in the securities of any  issuer  (except  obligations  of the U.S.  Government  and its agencies and  instrumentalities)  if, as a result, more than 5% of the
          Portfolio's  total  assets,  at  market,  would  be  invested  in  the securities of such issuer;

     (4)  borrow,  except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

     (5)  engage in the business of underwriting securities issued by others;

     (6)  acquire any  securities  of  companies  within one  industry  if, as a result  of  such  acquisition,  more  than  25%  of  the  value  of  a
          Portfolio's  total assets would be invested in securities of companies within such industry;

     (7)  purchase securities on margin; or

     (8)  issue senior  securities  (as such term is defined in Section 18(f) of the  Investment  Company Act of 1940 (the "1940 Act")),  except to the extent permitted under the 1940 Act.

     The investment  limitations  set forth above only relate to the Portfolios.
The  Underlying  Funds  may have  investment  limitations  that are more or less restrictive  than those of the  Portfolios.  The  investment  limitations of the
Underlying  Funds are set forth in their  respective  statements  of  additional information.

     The investment  limitations  described in (3) and (6) above do not prohibit each  Portfolio  from  investing all or  substantially  all of its assets in the
shares  of  other  registered,   open-end  investment  companies,  such  as  the
Underlying Funds.

     The investment  limitations  described in (1) and (7) above do not prohibit each  Portfolio from making margin  deposits in connection  with the purchase or sale of financial  futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above  prohibits cash loans,  the Portfolios are authorized to lend portfolio  securities.  Inasmuch as the Portfolios will only hold shares of the Underlying Funds, the Portfolios do not intend to lend those shares.

     Although not a fundamental  policy  subject to shareholder  approval,  each
Portfolio  (directly or indirectly through  investments in the Underlying Funds)
does  not  intend  to  invest  more  than  15% of its  net  assets  in  illiquid securities.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolios  own, and does not include assets which the  Portfolios  do not own but over  which  they have  effective  control.  For example, when applying a percentage investment limitation that is based on total assets,  a Portfolio  will  exclude  from its total  assets  those  assets which represent  collateral  received  by the  Portfolio  for its  securities  lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolios'
investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change in the percentage of a Portfolio's  assets invested in certain securities or other  instruments  resulting from market  fluctuations or other changes in a
Portfolio's  total  assets  will not  require  the  Portfolio  to  dispose of an investment  until  the  Advisor  determines  that it is  practicable  to sell or closeout the investment  without undue market or tax consequences.  In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                   ADDITIONAL POLICIES OF THE UNDERLYING FUNDS

     The  U.S. Large Company Series

     Under normal market conditions,  at least 95% of the Series' assets will be invested in the stocks that comprise the S&P 500(R)Index.  As a  non-fundamental policy, under normal  circumstances,  the Series will invest at least 80% of its net assets in securities of large U.S. companies.

     Standard & Poor's  ("S&P")--Information  and  Disclaimers.  The U.S.  Large
Company Series is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty,  express or implied, to the owners of The U.S. Large
Company  Series or any  member  of the  public  regarding  the  advisability  of
investing  in  securities   generally  or  in  The  U.S.  Large  Company  Series
particularly or the ability of the S&P 500(R)Index to track general stock market performance.  S&P's only  relationship  to The U.S.  Large Company Series is the licensing  of  certain  trademarks  and  trade  names  of S&P  and  of  the  S&P
500(R)Index  which is determined,  composed and calculated by S&P without regard to The U.S. Large Company Series. S&P has no obligation to take the needs of The
U.S.  Large  Company  Series or its  respective  owners  into  consideration  in determining,  composing  or  calculating  the  S&P  500(R)  Index.  S&P  is  not responsible for and has not participated in the  determination of the prices and amount of The U.S.  Large Company Series or in the issuance or sale of shares of
The U.S.  Large Company  Series or in the  determination  or  calculation of the equation by which The U.S.  Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the  administration, marketing or trading of The U.S. Large Company Series.

S&P  DOES  NOT  GUARANTEE  THE  ACCURACY  AND/OR  THE  COMPLETENESS  OF THE  S&P
500(R)INDEX  OR ANY DATA INCLUDED  THEREIN,  AND S&P SHALL HAVE NO LIABILITY FOR
ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY,  EXPRESS
OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE,  OWNERS OF THE PRODUCT, OR
ANY  OTHER  PERSON  OR ENTITY  FROM THE USE OF THE S&P  500(R)INDEX  OR ANY DATA
INCLUDED  THEREIN.  S&P MAKES NO  EXPRESS OR IMPLIED  WARRANTIES  AND  EXPRESSLY
DISCLAIMS ALL WARRANTIES OF  MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE S&P 500(R)INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT
LIMITING ANY OF THE FOREGOING,  IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY
SPECIAL, PUNITIVE,  INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS),
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The U.S. Large Cap Value Series
     The U.S. Small Cap Value Series

     The U.S.  Large Cap Value Series and The U.S. Small Cap Value Series invest in common stocks that the Advisor determines to be value stocks.  Securities are considered  value  stocks  primarily  because  a  company's  shares  have a high book-to-market  ratio. In assessing value,  the Advisor may consider  additional factors,  such as price to cash  flow or price to  earnings  ratios,  as well as economic conditions and developments in the issuer's industry.  The criteria the
Advisor uses for assessing value are subject to change from time to time.

     As a non-fundamental policy, under normal circumstances, The U.S. Large Cap
Value Series will invest at least 80% of its net assets in  securities  of large cap U.S. companies, as described in the registration statement of The U.S. Large
Cap Value  Series.  The U.S.  Small Cap Value Series will invest at least 80% of its  assets  in small  cap U.S.  companies,  as  described  in the  registration statement of The U.S. Small Cap Value Series.

     The U.S. Micro Cap Series

     As a non-fundamental policy, under normal circumstances, The U.S. Micro Cap
Series will invest at least 80% of its net assets in  securities  of U.S.  micro cap companies, as described in its registration statement.

     DFA Real Estate Securities Portfolio

     The DFA Real Estate  Securities  Portfolio  will invest in shares of REITs.
REITs pool investors'  funds for investment  primarily in income  producing real estate or real estate related loans or interests.  A REIT is not taxed on income distributed to shareholders if it complies with several  requirements related to its  organization,  ownership,  assets  and  income  and a  requirement  that it distribute to its  shareholders  at least 90% of its taxable  income (other than net capital  gains) for each taxable year.  REITs can generally be classified as
Equity REITs,  Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents.  Equity REITs can also realize  capital gains by selling  properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest  payments.
Hybrid  REITs  combine the  characteristics  of both Equity  REITs and  Mortgage
REITs. At the present time, The DFA Real Estate Securities  Portfolio intends to invest only in Hybrid REITs and Equity REITs.

     As a non-fundamental  policy, under normal  circumstances,  at least 80% of
The DFA Real  Estate  Securities  Portfolio's  net assets  will be  invested  in securities  of  companies  in the real  estate  industry,  as  described  in its
prospectus.   The  DFA  Real  Estate  Securities   Portfolio  will  make  equity
investments  only  in  securities  traded  in  the  U.S.   securities   markets,
principally on the NYSE, AMEX and OTC.

     Large Cap International Portfolio

     Under  normal  market  conditions,  the Large Cap  International  Portfolio intends to invest in the stocks of large companies in Europe,  Australia and the

Far East. As a non-fundamental policy, under normal circumstances, the Large Cap
International  Portfolio will invest at least 80% of its net assets in large cap companies in the particular markets in which the Portfolio invests, as described in its prospectus.

     The Japanese Small Company Series

     As a non-fundamental policy, under normal circumstances, The Japanese Small
Company  Series  will  invest at least 80% of its net  assets in  securities  of
Japanese small companies, as described in its registration statement.

     The Pacific Rim Small Company Series

     As a non-fundamental  policy, under normal  circumstances,  The Pacific Rim
Small Company Series will invest at least 80% of its net assets in securities of small  companies  located  in  Australia,  New  Zealand  and  Pacific  Rim Asian
countries, as described in its registration statement.

     The United Kingdom Small Company Series

     As a non-fundamental policy, under normal circumstances, The United Kingdom
Small Company Series will invest at least 80% of its net assets in securities of
United Kingdom small companies, as described in its registration statement.

     The Continental Small Company Series

     As a non-fundamental  policy, under normal  circumstances,  The Continental
Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental  Europe, as described in its registration statement.

     The DFA International Value Series

     The DFA International  Value Series invests in the stocks of large non-U.S.
companies that the Advisor  believes to be value stocks at the time of purchase.
Securities are considered value stocks primarily because a company's shares have a high  book-to-market  ratio.  In  assessing  value,  the Advisor may  consider additional  factors,  such as price to cash flow or price to earnings ratios, as well as economic  conditions  and  developments  in the issuer's  industry.  The criteria the Advisor uses for assessing value are subject to change from time to time. The Series intends to invest in the stocks of large companies in countries with developed markets.

     DFA International Small Cap Value Portfolio

     DFA  International   Small  Cap  Value  Portfolio  pursues  its  investment
objective  by investing in the stocks of small  non-U.S.  companies  that have a high  book to  market  ratio.  The  Investment  Committee  of the  Advisor  will initially  set the standard for  determining  whether the shares of a company in any given country will be considered to be value stocks at the time of purchase.
Securities are considered value stocks primarily because a company's shares have a high book to market ratio. In assessing  value, the Advisor may consider other factors  such as price to cash  flow or price  to  earnings  ratios,  as well as economic conditions and developments in the issuer's industry.  The criteria the
Advisor uses for  measuring  value are subject to change from time to time.  The
Portfolio  intends to invest in the stocks of small  companies in countries with
developed   markets.   As  a   non-fundamental   policy,   under  normal  market
circumstances,  the DFA  International  Small Cap Value Portfolio will invest at least 80% of its net asset in  securities of small  companies in the  particular markets in which it invests, as described in its prospectus.

     The Emerging Markets Series
     The Emerging Small Cap Series
     Dimensional Emerging Markets Value Fund Inc.

     Each  Emerging   Markets   Underlying  Fund  invests  in  emerging  markets
designated by the Investment Committee of the Advisor ("Approved Markets"). As a
non-fundamental policy, under normal circumstances,  The Emerging Markets Series will invest at least 80% of its net assets in emerging market  investments  that are defined in its prospectus as Approved Market securities.

     The Emerging  Markets Small Cap Series will seek a broad market coverage of smaller  companies within each Approved  Market.  As a  non-fundamental  policy, under normal circumstances, The Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market  investments  that are defined in its prospectus as small company Approved Market securities.

     The Dimensional  Emerging Markets Value Fund Inc.  ("Emerging Markets Value
Fund")  will seek to invest in  emerging  market  equity  securities,  which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book to market ratio.
In assessing value, the Advisor may consider additional  factors,  such as price to cash flow or price to earnings  ratios,  as well as economic  conditions  and developments  in the  issuer's  industry.  The  criteria  the  Advisor  uses for assessing  value are subject to change from time to time.  As a  non-fundamental policy, under normal circumstances,  the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets  investments that are defined in its prospectus as Approved Market securities.

     Approved  Market  securities are defined to be: (a) securities of companies organized in a country in an Approved Market or for which the principal  trading market is in an Approved  Market;  (b)  securities  issued or  guaranteed by the government of an Approved Market country, its agencies or instrumentalities,  or the central bank of such  country;  (c)  securities  denominated  in an Approved
Market currency issued by companies to finance  operations in Approved  Markets;
(d) securities of companies that derive at least 50% of their revenues primarily from  either  goods or services  produced  in Approved  Markets or sales made in
Approved  Markets;  or (e)  Approved  Market  equity  securities  in the form of depositary  shares.  Securities  of Approved  Markets may include  securities of companies  that  have  characteristics  and  business  relationships  common  to companies in other countries.  As a result,  the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the  Approved  Markets.  The  Advisor,  however,  will  select  only those companies which, in its view, have sufficiently  strong exposure to economic and market  forces in  Approved  Markets  such that their value will tend to reflect developments in Approved Markets to a greater extent than  developments in other regions.  For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved  Markets,  including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities,  so long as the  Advisor  believes,  at the time of  investment,  that  the  value of the companies' securities will reflect principally conditions in Approved Markets.

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
DFA Five-Year Government Portfolio
DFA Five-Year Global Fixed Income Portfolio

     The following is a description of the categories of investments,  which may be acquired by Fixed Income Underlying Funds.

                                                                     Permissible
                                                                      Categories

     The DFA One-Year Fixed Income Series                               1-6,8
     The DFA Two-Year Global Fixed Income Series                        1-10
     DFA Five-Year Government Portfolio                                 1,2,6
     DFA Five-Year Global Fixed Income Portfolio                        1-10

     1.  U.S.  Government  Obligations  - Debt  securities  issued  by the  U.S.
Treasury which are direct obligations of the U.S.  government,  including bills, notes and bonds.

     2.  U.S.  Government  Agency  Obligations  - Issued or  guaranteed  by U.S.
government-sponsored  instrumentalities  and federal agencies,  including Fannie
Mae (formerly,  the Federal National  Mortgage  Association),  Federal Home Loan
Bank and the Federal Housing Administration.

     3. Corporate Debt Obligations -  Non-convertible  corporate debt securities
(e.g.,  bonds and  debentures)  which are issued by companies  whose  commercial paper is rated Prime-1 by Moody's Investors Service,  Inc. ("Moody's") or A-1 by

S&P and dollar-denominated  obligations of foreign issuers issued in the U.S. If the issuer's  commercial paper is unrated,  then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's.  If there is neither a commercial paper rating nor a rating of the debt security,  then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4. Bank  Obligations  -  Obligations  of U.S.  banks and  savings  and loan
associations  and  dollar-denominated   obligations  of  U.S.  subsidiaries  and
branches of foreign banks, such as certificates of deposit (including marketable
variable  rate   certificates  of  deposit)  and  bankers'   acceptances.   Bank
certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

     5. Commercial Paper - Rated, at the time of purchase,  A-1 or better by S&P or  Prime-1 by  Moody's,  or, if not rated,  issued by a  corporation  having an outstanding  unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

     6.  Repurchase  Agreements  -  Instruments  through  which the Fixed Income
Underlying Funds purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase  the  underlying  securities at an agreed  price,  plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency  obligations  described in (1) and (2) above. The Fixed Income Underlying
Funds will not enter into a  repurchase  agreement  with a duration of more than seven days if, as a result,  more than 10% of the value of the Underlying Funds'
total assets would be so invested. The Fixed Income Underlying Funds will invest in repurchase agreements with banks having at least $1,000,000,000 in assets and that are approved by the Investment  Committee of the Advisor.  The Advisor will monitor the market value of the underlying  securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. Foreign  Government  and Agency  Obligations - Bills,  notes,  bonds and other debt  securities  issued or  guaranteed by foreign  governments,  or their agencies and instrumentalities.

     8.   Supranational   Organization   Obligations   -  Debt   securities   of
supranational  organizations such as the European Coal and Steel Community,  the
European  Economic  Community and the World Bank, which are chartered to promote economic development.

     9. Foreign Issuer  Obligations - Debt securities of non-U.S.  issuers rated
AA or better by S&P or Aa2 or better by Moody's.

     10. Eurodollar Obligations - Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

     Investors  should be aware  that the net asset  values of the Fixed  Income
Underlying Funds may change as general levels of interest rates fluctuate.  When interest rates increase, the value of a portfolio of fixed income securities can be expected to decline.  Conversely, when interest rates decline, the value of a portfolio of fixed income securities can be expected to increase.

Investments in the Banking Industry

     The DFA  One-Year  Fixed Income  Series and The DFA  Two-Year  Global Fixed
Income  Series will invest more than 25% of its total assets in  obligations  of
U.S. and/or foreign banks and bank holding  companies when the yield to maturity on these  investments  exceeds  the  yield to  maturity  on all  other  eligible portfolio  investments  for a period of five  consecutive  days when the NYSE is open for trading.  For the purpose of this policy, which is a fundamental policy of each  Series and can only be changed  by a vote of the  shareholders  of each
Series,  banks and bank holding  companies are considered to constitute a single industry, the banking industry.  When investment in such obligations exceeds 25%
of the total net assets of either  Series,  such Series will be considered to be concentrating  its investments in the banking  industry.  As of the date of this
SAI,  neither The DFA One-Year Fixed Income Series nor the Two-Year Global Fixed
Income Series is  concentrating  its  investments in the banking  industry.  The types of bank and bank  holding  company  obligations  in which The DFA One-Year
Fixed Income and The DFA Two-Year Global Fixed Income Series may invest include:
certificates of deposit,  bankers' acceptances,  commercial paper and other debt obligations issued in the United States that mature within two years of the date of settlement,  provided such obligations meet each Series'  established  credit rating  criteria as stated  above.  In addition,  both Series are  authorized to invest more than 25% of their total assets in Treasury  bonds,  bills and notes, and obligations of federal agencies and instrumentalities.

                              BROKERAGE COMMISSIONS

     The following  discussion  relates to the policies of the Underlying  Funds with  respect  to  brokerage  commissions.  The  Portfolios  will not  incur any brokerage or other costs in  connection  with their  purchase or  redemption  of shares of the Underlying Funds.

     The Fixed Income  Underlying  Funds  acquire and sell  securities  on a net basis  with  dealers  that are  major  market  makers  in such  securities.  The
Investment  Committee of the Advisor selects dealers on the basis of their size,
market  making  and  credit   analysis   ability.   When   executing   portfolio
transactions,  the  Advisor  seeks to obtain  the most  favorable  price for the securities being traded among the dealers with whom the Fixed Income  Underlying
Funds effect transactions.

     Portfolio  transactions  will be placed with a view to  receiving  the best price and execution.  The  Underlying  Funds will seek to acquire and dispose of securities  in a manner  which would cause as little  fluctuation  in the market prices of stocks being purchased or sold as possible in light of the size of the transactions  being  effected,  and brokers  will be selected  with this goal in view. The Advisor monitors the performance of brokers which effect  transactions for the  Underlying  Funds to determine the effect that their trading has on the market  prices of the  securities  in which the  Underlying  Funds  invest.  The
Advisor also checks the rate of commission being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive  with those charged by other brokers for similar  services.  Dimensional  Fund  Advisors Ltd.  performs these services for The United  Kingdom Small Company Series and The  Continental
Small Company Series,  and DFA Australia Limited performs these services for The
Japanese  Small  Company  Series  and The  Pacific  Rim  Small  Company  Series.
Transactions  also may be placed  with  brokers  who  provide the Advisor or the sub-advisors with investment  research,  such as reports  concerning  individual issuers, industries and general economic and financial trends and other research services.

     The OTC companies  eligible for purchase by The U.S. Micro Cap Series,  The
U.S. Small Cap Value Series and the DFA Real Estate Securities  Portfolio may be
thinly  traded  securities.  Therefore,  the Advisor  believes it needs  maximum flexibility  to effect OTC trades on a best  execution  basis.  To that end, the
Advisor places buy and sell orders for the Underlying  Funds with market makers, third  market  brokers,  electronic  communications  networks  ("ECNs") and with brokers on an agency  basis.  Third market  brokers  enable the Advisor to trade with  other  institutional  holders  directly  on a net basis.  This  allows the
Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

     ECNs,  such as  Instinet,  are  electronic  information  and  communication networks  whose  subscribers  include most market makers and many  institutions.
Such ECNs charge a  commission  for each trade  executed on their  systems.  For example,  on any given trade,  an Underlying  Fund,  by trading  through an ECN, could pay a spread to a dealer on the other side of the trade plus a  commission to the ECN.  However,  placing a buy (or sell) order on an ECN  communicates  to many (potentially all) market makers and institutions at once. This can create a more complete  picture of the market and thus increase the  likelihood  that the
Underlying Funds can effect transactions at the best available prices.

     The  investment  advisory  agreements  permit the Advisor  knowingly to pay commissions on these transactions which are greater than another broker,  dealer or exchange member might charge if the Advisor,  in good faith,  determines that the  commissions  paid are  reasonable  in relation to the research or brokerage services  provided  by the  broker  or dealer  when  viewed in terms of either a
particular  transaction  or  the  Advisor's  overall   responsibilities  to  the
Underlying Funds. Research services furnished by brokers through whom securities transactions  are effected  may be used by the Advisor in  servicing  all of its accounts  and not all such  services  may be used by the Advisor with respect to
the   Underlying   Funds.   Subject  to  obtaining  best  price  and  execution,
transactions  may be placed with brokers  that have  assisted in the sale of the
Portfolios' shares.

     Brokerage  commissions for  transactions in securities  listed on the Tokyo
Stock  Exchange and other  Japanese  securities  exchanges are fixed.  Under the current  regulations  of the Tokyo Stock  Exchange and the Japanese  Ministry of
Finance,  member and  non-member  firms of Japanese  exchanges  are  required to charge full commissions to all customers other than banks and certain  financial institutions, but members and licensed non-member firms may confirm transactions to banks  and  financial  institution  affiliates  located  outside  Japan  with institutional  discounts on brokerage  commissions.  The Japanese  Small Company
Series has been able to avail itself of  institutional  discounts.  The Japanese
Small Company  Series'  ability to effect  transactions at a discount from fixed commission  rates  depends  on a number of  factors,  including  the size of the transaction,  the  relation  between  the  cost to the  member  or the  licensed non-member firm of effecting such transaction and the commission receivable, and the laws,  regulations and practices  discussed above. There can be no assurance that The Japanese  Small Company  Series will continue to be able to realize the benefit of discounts from fixed commissions.

                                FUTURES CONTRACTS

     All Underlying  Funds,  except The U.S. Micro Cap Series,  The DFA One-Year
Fixed Income Series and the DFA Five-Year Government  Portfolio,  may enter into futures  contracts and options on futures  contracts.  Such Underlying Funds may enter  into  futures  contracts  and  options on future  contracts  only for the
purpose  of  remaining   fully  invested  and  to  maintain   liquidity  to  pay
redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The  Underlying  Funds will be required to make a margin  deposit in cash or  government  securities  with a broker  or  custodian  to  initiate  and maintain positions in futures contracts. Minimal initial margin requirements are
established   by  the  futures   exchange  and  brokers  may  establish   margin
requirements  which are higher than the exchange  requirements.  After a futures contract  position  is  opened,  the value of the  contract  is marked to market daily.  If the futures  contract  price changes to the extent that the margin on deposit does not satisfy margin requirements,  payment of additional "variation"
margin will be required. Conversely,  reduction in the contract value may reduce the required margin  resulting in a repayment of excess margin to the Underlying
Fund.  Variation  margin payments are made to and from the futures broker for as long as the contract remains open. The Underlying Funds expect to earn income on their margin deposits.  To the extent that an Underlying Fund invests in futures contracts  and options  thereon for other than bona fide  hedging  purposes,  no
Underlying Fund will enter into such  transactions if,  immediately  thereafter, the sum of the  amount of initial  margin  deposits  and  premiums  required  to establish  such positions  would exceed 5% of the Underlying  Fund's net assets, after  taking into  account  unrealized  profits and  unrealized  losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money  at the time of purchase,  the  in-the-money  amount may be excluded  in  calculating  the  5%.  Pursuant  to  published  positions  of  the
Commission,  the  Underlying  Funds (or their  custodians)  may be  required  to maintain segregated accounts consisting of liquid assets (or, as permitted under applicable interpretations,  enter into offsetting positions) in connection with their futures  contract  transactions in order to cover their  obligations  with respect to such contracts.

     Positions in futures  contracts may be closed out only on an exchange which provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of adverse price  movements,  the Underlying Fund would continue to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Underlying  Fund  has  insufficient  cash,  it  might  have  to  sell  portfolio securities  to  meet  daily  margin  requirements  at a time  when it  might  be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures  contract by only  entering  into  futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     The Portfolios and Underlying Funds engage in cash management  practices in
order  to  earn  income  on  uncommitted  cash  balances.   Generally,  cash  is
uncommitted  pending investment in other obligations,  payment of redemptions or in other  circumstances  where the Advisor  believes  liquidity  is necessary or desirable.  For example,  in the case of the Emerging Markets  Underlying Funds, cash investments may be made for temporary  defensive purposes during periods in which market, economic or political conditions warrant.

     All  the  Underlying  Funds  may  invest  cash  in  short-term   repurchase
agreements.  In addition, the following cash investments are permissible for the
Portfolios and Underlying Funds:

-------------------------------------------- -------------------------------------------------- ---------------
Portfolios                                             Permissible Cash Investments               Percentage
                                                                                                 Guidelines*
-------------------------------------------- -------------------------------------------------- ---------------
Global Equity Portfolio                      U.S. government securities, repurchase                   5%
Global 60/40 Portfolio                       agreements in which the underlying security is a
Global 25/75 Portfolio                       U.S. government security and short-term paper
-------------------------------------------- -------------------------------------------------- ---------------
Underlying Funds                                       Permissible Cash Investments               Percentage
                                                                                                 Guidelines*
-------------------------------------------- -------------------------------------------------- ---------------
U.S. Large Company Series                    Short-term fixed income obligations same as The          5%
                                             One-Year Fixed Income Series; index futures
                                             contracts and options thereon***
-------------------------------------------- -------------------------------------------------- ---------------
The Japanese Small Company Series            No limitations, except not permitted to invest          20%
The Pacific Rim Small Company Series         in registered money market mutual funds
The United Kingdom Small Company Series
The Continental Small Company Series
-------------------------------------------- -------------------------------------------------- ---------------
The U.S. Micro Cap Series                    No limitations                                          20%
-------------------------------------------- -------------------------------------------------- ---------------
The U.S. Large Cap Value Series              High quality, highly liquid fixed income                20%
The U.S. Small Cap Value Series              securities such as money market instruments;
                                             index futures contracts and options thereon***
-------------------------------------------- -------------------------------------------------- ---------------
DFA Real Estate Securities Portfolio         Fixed income obligations such as money market           20%
                                             instruments; index futures contracts and options
                                             thereon***
-------------------------------------------- -------------------------------------------------- ---------------
Large Cap International Portfolio            Fixed income obligations such as money market           20%
                                             instruments; index futures contracts and options
                                             thereon***
-------------------------------------------- -------------------------------------------------- ---------------
DFA International Small Cap Value Portfolio  Index future contracts and options thereon***           20%

-------------------------------------------- -------------------------------------------------- ---------------
The DFA International Value Series           Fixed income obligations such as money market           20%
                                             instruments; index futures contracts and options
                                             thereon***
-------------------------------------------- -------------------------------------------------- ---------------
The Emerging Markets Series                  Money market instruments; highly liquid debt            10%
The Emerging Markets Small Cap Series        securities; freely convertible currencies;
Dimensional Emerging Markets Value Fund Inc. shares of money market mutual funds;** index futures contracts and options thereon***
-------------------------------------------- -------------------------------------------------- ---------------

*    The percentage  guidelines set forth above are not absolute limitations but the  Portfolios  and  Underlying  Funds  do  not  expect  to  exceed  these guidelines under normal circumstances.

**   Investments in money market mutual funds may involve duplication of certain fees and expenses.

***  To the extent that such  Underlying  Funds invest in futures  contracts and options  thereon for other than bona fide hedging  purposes,  no Underlying
     Fund will enter into such transactions if, immediately thereafter,  the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Underlying  Fund's net assets,  after taking  into  account  unrealized  profits  and  unrealized  losses on such contracts it has entered into; provided,  however,  that, in the case of an option  that is  in-the-money  at the time of  purchase,  the  in-the-money amount may be excluded in calculating the 5%.

                             CONVERTIBLE DEBENTURES

     Each  International  Underlying  Fund may  invest up to 5% of its assets in convertible  debentures  issued by non-U.S.  companies  located in the countries where the Underlying  Fund is permitted to invest.  In addition,  The U.S. Micro
Cap Series is  authorized to invest in private  placements  of  interest-bearing debentures  that are  convertible  into  common  stock.  Convertible  debentures include  corporate  bonds and notes that may be converted  into or exchanged for common stock.  These  securities  are generally  convertible  either at a stated

                                       10

price or a stated rate (that is, for a specific number of shares of common stock or other  security).  As with  other  fixed  income  securities,  the price of a convertible debenture to some extent varies inversely with interest rates. While providing  a fixed  income  stream  (generally  higher in yield  than the income derived  from a common  stock but lower than that  afforded by a  nonconvertible debenture),  a convertible  debenture also affords the investor an  opportunity, through its conversion  feature,  to participate in the capital  appreciation of the  common  stock  into which it is  convertible.  As the  market  price of the
underlying  common  stock  declines,   convertible   debentures  tend  to  trade
increasingly on a yield basis and so may not experience market value declines to the same extent as the  underlying  common  stock.  When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher  yield,  an  Underlying  Fund may be required to pay for a  convertible debenture  an amount in excess  of the  value of the  underlying  common  stock.
Common stock  acquired by an  Underlying  Fund upon  conversion of a convertible debenture  will  generally be held for as long as the Advisor  anticipates  such stock will provide the Underlying Fund with  opportunities  which are consistent with the Underlying Fund's investment objective and policies.

                            PORTFOLIO TURNOVER RATES

     Generally, securities will be purchased by the Equity Underlying Funds with the  expectation  that they will be held for longer  than one year.  Because the
relative  market   capitalizations  of  small  companies  compared  with  larger companies generally do not change  substantially over short periods of time, the portfolio  turnover  rates of The Micro Cap Series,  The Japanese  Small Company
Series,  The United Kingdom Small Company Series,  The Pacific Rim Small Company
Series and The Continental Small Company Series ordinarily are anticipated to be low. The One-Year Fixed Income Series,  Two-Year  Global Fixed Income Series and
DFA Five-Year  Government Portfolio are expected to have high portfolio turnover rates due to the relatively  short  maturities of the securities to be acquired.
The  portfolio  turnover  rates for Two-Year  Global Fixed Income Series and DFA
Five-Year  Government  Portfolio have varied from year to year due to market and other  conditions.  In  addition,  variations  in turnover  rates occur  because securities  are  sold  when,  in the  Advisor's  judgment,  the  return  will be increased  as a result of portfolio  transactions  after taking into account the cost of trading.

                             DIRECTORS AND OFFICERS

Directors

     The  Board  of  Directors  of DIG is  responsible  for  establishing  DIG's policies  and for  overseeing  the  management  of DIG.  The  Directors  of DIG, including all of the disinterested Directors, have adopted written procedures to
monitor  potential   conflicts  of  interest  that  might  develop  between  the
Portfolios and the Underlying Funds.

     The  Board  of  Directors  of DIG has two  standing  committees,  an  Audit
Committee  and  a  Portfolio  Performance  and  Service  Review  Committee  (the
"Performance  Committee").  The  Audit  Committee  is  comprised  of  George  M.
Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of DIG's Audit
Committee  is a  disinterested  Director.  The Audit  Committee  oversees  DIG's accounting  and  financial  reporting  policies and  practices,  DIG's  internal controls,  DIG's  financial  statements and the  independent  audits thereof and performs other oversight  functions as requested by the Board of Directors.  The
Audit Committee recommends the appointment of DIG's independent certified public accountants  and also  acts as a liaison  between  DIG's  independent  certified public accountants and the full Board. There were three Audit Committee meetings held during the fiscal year ended November 30, 2002.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson,  Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each
member  of  DIG's  Performance  Committee  is  a  disinterested   Director.  The
Performance Committee regularly reviews and monitors the investment  performance of DIG's series and reviews the  performance of DIG's service  providers.  There were two  Performance  Committee  meetings  held  during the  fiscal  year ended
November 30, 2002.

     Certain biographical  information for each disinterested  Director and each interested  Director  of DIG is set  forth  in the  tables  below,  including  a description of each Director's experience as a Director of DIG and as a director or trustee of other funds, as well as other recent professional experience.

                                       11

Disinterested Directors

--------------------- --------- ----------- --------------------------- ---------------- -----------------
                                 Term of
                                 Office/1/                                 Portfolios         Other
                                   and                                   within the DFA   Directorships
 Name, Address and               Length of     Principal Occupation      Fund Complex/2/    of Public
        Age           Position   Service       During Past 5 Years          Overseen      Companies Held
--------------------- --------- ----------- --------------------------- ---------------- -----------------
George M.             Director  Since 1993  Leo Melamed Professor of    93 portfolios
Constantinides                              Finance, Graduate School    in 4
1101 E. 58th Street                         of Business, University     investment
Chicago, IL 60637                           of Chicago.                 companies
Date of Birth:
9/22/47
--------------------- --------- ----------- --------------------------- ---------------- -----------------
John P. Gould         Director  Since 1993  Steven G. Rothmeier         93 portfolios    Trustee, Harbor
1101 E. 58th Street                         Distinguished Service       in 4             Fund
Chicago, IL 60637                           Professor of Economics,     investment       (registered
Date of Birth:                              Graduate School of          companies        investment
1/19/39                                     Business, University of                      company) (13
                                            Chicago.  Senior Vice                        Portfolios).
                                            President, Lexecon Inc.
                                            (economics, law, strategy
                                            and finance consulting).
                                            Formerly, President,
                                            Cardean University
                                            (division of UNext.com).
                                            Member of the Boards of
                                            Milwaukee Mutual
                                            Insurance Company and
                                            UNext.com.  Formerly,
                                            Trustee, First Prairie
                                            Funds (registered
                                            investment company).
--------------------- --------- ----------- --------------------------- ---------------- -----------------
Roger G. Ibbotson     Director  Since 1993  Professor in Practice of    93 portfolios
                                            Finance, Yale School of     in 4
                                            Management.  Director,      investment
                                            BIRR Portfolio Analysis,    companies
                                            Inc. (software
                                            products).  Chairman,
                                            Ibbotson Associates,
                                            Inc., Chicago, IL
                                            (software, data,
                                            publishing and
Yale School of                              consulting).  Partner,
Management                                  Zebra Capital Management,
P.O. Box 208200                             LLC (hedge fund
New Haven, CT                               manager).  Formerly,
06520-8200                                  Director, Hospital Fund,
Date of Birth:                              Inc. (investment
5/27/43                                     management services).
--------------------- --------- ----------- --------------------------- ---------------- -----------------
Robert C. Merton      Director  Since 2003  John and Natty McArthur     93 portfolios    Director, Vical
Harvard Business                            University Professor,       in 4             Incorporated
School                                      Graduate School of          investment       (biopharmaceutical
397 Morgan Hall                             Business Administration,    companies        product
Soldiers Field                              Harvard University (since                    development).
Boston, MA  02163                           1998).  George Fisher
Date of Birth:                              Baker Professor of
7/31/44                                     Business Administration,
                                            Graduate School of
                                            Business Administration,
                                            Harvard University
                                            (1988-1998).  Co-founder,
                                            Chief Science Officer,
                                            Integrated Finance
                                            Limited (since 2002).
                                            Formerly, Partner,
                                            Long-Term Capital
                                            Management.
--------------------- --------- ----------- --------------------------- ---------------- -----------------
Myron S. Scholes      Director  Since 1993  Frank E. Buck Professor     93 portfolios    Director,
Oak Hill Capital                            Emeritus of Finance,        in 4             American
Management, Inc.                            Stanford University.        investment       Century Fund
2775 Sand Hill Rd.                          Partner, Oak Hill Capital   companies        Complex
Suite 220                                   Management.  Chairman,                       (registered
Menlo Park, CA 94025                        Oak Hill Platinum                            investment
Date of Birth:                              Partners.  Director,                         companies) (35
7/01/41                                     Chicago Mercantile                           Portfolios);
                                            Exchange.  Consultant,                       and Director,
                                            Arbor Investors.                             Chicago
                                            Formerly, Director, Smith                    Mercantile
                                            Breeden Family of Funds                      Exchange
                                            and Partner, Long-Term                       Holdings Inc.
                                            Capital Management.
--------------------- --------- ----------- --------------------------- ---------------- -----------------
Abbie J. Smith        Director  Since 2000  Boris and Irene Stern       93 portfolios    Director, HON
Graduate School of                          Professor of Accounting,    in 4             Industries Inc.
Business                                    Graduate School of          investment       (office
University of                               Business, University of     companies        furniture) and
Chicago                                     Chicago.  Formerly,                          Director, Ryder
1101 East 58th                              Marvin Bower Fellow,                         System Inc.
Street                                      Harvard Business School                      (transportation).
Chicago, IL 60637                           (9/01 to 8/02).
Date of Birth:
4/30/53
--------------------- --------- ----------- --------------------------- ---------------- -----------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

                                       12

----------------- ----------- ---------- ---------------------------- ----------------- ---------------
                              Term of
                              Office/1/
                                and                                      Portfolios         Other
                               Length                                   within the DFA   Directorships
  Name Address                  of          Principal Occupation        Fund Complex/2/   of Public
    and Age         Position   Service       During Past 5 Years          Overseen      Companies Held
----------------- ----------- ---------- ---------------------------- ----------------- ---------------
David G. Booth    Chairman,   Since      Chairman,                    93 portfolios
1299 Ocean        Director,   1992       Director/Trustee,            in 4 investment
Avenue            President,             President, Chief Executive   companies
Santa Monica,     Chief                  Officer and Chief
CA 90401          Executive              Investment Officer
Date of Birth:    Officer,               (beginning in 2003) of the
12/02/46          and Chief              following companies:
                  Investment             Dimensional Fund Advisors
                  Officer                Inc., DFA Securities Inc.,
                                         DEM, DIG, DFAIDG and
                                         DFAITC.  Formerly,
                                         Director and Chief
                                         Investment Officer of
                                         Dimensional Fund Advisors
                                         Ltd. Director, President
                                         and Chief Investment
                                         Officer (beginning in
                                         2003) of DFA Australia
                                         Limited.  Formerly,
                                         Director of Dimensional
                                         Funds PLC.  Limited
                                         Partner, Oak Hill
                                         Partners.  Director,
                                         University of Chicago
                                         Business School.
                                         Formerly, Director, SA
                                         Funds (registered
                                         investment company).
                                         Formerly, Director,
                                         Assante Corporation
                                         (investment management).
----------------- ----------- ---------- ---------------------------- ----------------- ---------------
Rex A.            Director    Since      Chairman and                 93 portfolios
Sinquefield*      and         1992       Director/Trustee (and        in 4 investment
1299 Ocean        Chairman               prior to 2003, Chief         companies
Avenue                                   Investment Officer) of the
Santa Monica,                            following companies:
CA 90401                                 Dimensional Fund Advisors
Date of Birth:                           Inc., DFA Securities Inc.,
9/07/44                                  DEM, DIG, DFAIDG and
                                         DFAITC.  Director (and
                                         prior to 2003, Chief
                                         Investment Officer) of DFA
                                         Australia Ltd. Director
                                         and formerly, President of
                                         Dimensional Fund Advisors
                                         Ltd. Director of
                                         Dimensional Funds PLC.
                                         Trustee, St. Louis
                                         University.  Life Trustee
                                         and Member of Investment
                                         Committee, DePaul
                                         University.  Director, The
                                         German St. Vincent Orphan
                                         Home.  Member of
                                         Investment Committee,
                                         Archdiocese of St. Louis.
----------------- ----------- ---------- ---------------------------- ----------------- ---------------

/1/  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

/2/  Each  Director  is a director  or  trustee  of each of the four  registered investment  companies  within the DFA Fund Complex,  which are DIG, DFAIDG,
     DFAITC and DEM.

*    Rex A. Sinquefield and Jeanne C. Sinquefield,  the Executive Vice President
     of DIG, are husband and wife.

     Information  relating to each Director's ownership (including the ownership of his or her immediate  family) in shares of each  Portfolio of DIG included in this SAI and in all registered  investment  companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below:

------------------------------- -------------------------------- ---------------------------------
                                                                    Aggregate Dollar Range of
                                                                    Shares Owned in All Funds
                                         Dollar Range of          Overseen by Director in Family
             Name                    Portfolio Shares Owned           of Investment Companies
------------------------------- -------------------------------- ---------------------------------
Disinterested Directors:
------------------------------- -------------------------------- ---------------------------------
George M. Constantinides                      $ 0                              None
------------------------------- -------------------------------- ---------------------------------
John P. Gould                                 $ 0                              None
------------------------------- -------------------------------- ---------------------------------
Roger G. Ibbotson                             $ 0                              None
------------------------------- -------------------------------- ---------------------------------
Robert C. Merton                              $ 0                              None
------------------------------- -------------------------------- ---------------------------------
Myron S. Scholes                              $ 0                        $10,001-$50,000
------------------------------- -------------------------------- ---------------------------------
Abbie J. Smith                                $ 0                              None
------------------------------- -------------------------------- ---------------------------------

------------------------------- -------------------------------- ---------------------------------
Interested Directors:
------------------------------- -------------------------------- ---------------------------------
David G. Booth                                $ 0                         Over $100,000
------------------------------- -------------------------------- ---------------------------------
Rex A. Sinquefield                            $ 0                         Over $100,000
------------------------------- -------------------------------- ---------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received from DIG during the fiscal year ended
November 30, 2002 and the total  compensation  received  from the four DFA Funds for which the Advisor served as investment advisor during that same fiscal year:

                                       13

                                                     Pension or                              Total
                                                     Retirement                           Compensation
                                  Aggregate        Benefits as Part  Estimated Annual       from DIG
                                 Compensation          of DIG          Benefits upon      and DFA Fund
Director                          from DIG**          Expenses          Retirement          Complex+
George M. Constantinides...         $3,652              N/A                 N/A              $57,000
John P. Gould..............         $3,593              N/A                 N/A              $55,500
Roger G. Ibbotson..........         $3,652              N/A                 N/A              $57,000
Robert C. Merton*..........           $0                N/A                 N/A                $0
Myron S. Scholes...........         $3,593              N/A                 N/A              $55,500
Abbie J. Smith.............         $3,652              N/A                 N/A              $57,000

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Mr. Merton was not elected to the boards of the investment companies in the
     DFA Fund Complex until March 2003.

**   Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of DIG may defer receipt of all or a portion of the  compensation  for  serving as members of the four Boards of
     Directors/Trustees  of the DFA Funds.  Amounts  deferred under the Plan are treated as though  equivalent dollar amounts had been invested in shares of a  cross-section  of the DFA Funds (the  "Reference  Funds").  The  amounts ultimately  received by the disinterested  Directors under the Plan will be directly  linked to the  investment  performance  of the  Reference  Funds.
     Deferral of fees in accordance with the Plan will have a negligible  effect on a fund's  assets,  liabilities,  and net income per share,  and will not obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the disinterested Director. The
     total  amount  of  deferred   compensation  accrued  by  the  disinterested
     Directors from the DFA Fund Complex who participated in the Plan during the
     fiscal  year  ended   November  30,  2002  is  as  follows:   $36,500  (Mr.
     Constantinides),  $35,500 (Mr. Gould),  $36,500 (Mr.  Ibbotson) and $36,500
     (Ms.  Smith).  A disinterested  Director's  deferred  compensation  will be distributed  at  the  earlier  of:  (a)  January  in  the  year  after  the disinterested  Director's resignation from the Boards of Directors/Trustees of the DFA Funds,  or death or disability;  or (b) five years following the
     first  deferral,  in  such  amounts  as  the  disinterested   Director  has
     specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds,  payable out of the general assets and property of the DFA Funds.

Officers

     Below is the name,  age, and information  regarding  positions with DIG and the principal occupation for each officer of DIG. The address of each officer is
1299 Ocean Avenue,  Santa Monica,  CA 90401.  Each of the officers  listed below holds the same office  (except as otherwise  noted) in the  following  entities:
Dimensional Fund Advisors Inc., DFA Securities  Inc., DFA Investment  Dimensions
Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company,
and  Dimensional  Emerging  Markets  Value  Fund  Inc.  (collectively,  the "DFA
Entities").

------------------------- ------------------ ----------------- -------------------------------
                                             Term of Office/1/
                                              and Length of     Principal Occupation During
      Name and Age            Position           Service                Past 5 Years
------------------------- ------------------ ----------------- -------------------------------
Arthur H.F. Barlow        Vice President        Since 1993     Vice President of all the DFA
Date of Birth:  11/07/55                                       Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited and Dimensional Fund
                                                               Advisors Ltd.
------------------------- ------------------ ----------------- -------------------------------
Valerie A. Brown          Vice President        Since 2001     Vice President and Assistant
Date of Birth:  1/24/67   and Assistant                        Secretary of all the DFA
                          Secretary                            Entities, DFA Australia
                                                               Limited and Dimensional Fund
                                                               Advisors Ltd. since April
                                                               2001.  Since March 2000,
                                                               legal counsel for DFA.
                                                               Formerly at Jones, Day,
                                                               Reavis & Pogue.
------------------------- ------------------ ----------------- -------------------------------
Truman A. Clark           Vice President        Since 1996     Vice President of all the DFA
Date of Birth:  4/08/41                                        Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.
------------------------- ------------------ ----------------- -------------------------------
James L. Davis            Vice President        Since 1999     Vice President of all the DFA
Date of Birth:  11/29/56                                       Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.  Formerly at Kansas
                                                               State University, Arthur
                                                               Andersen & Co. and Phillips
                                                               Petroleum Co.
------------------------- ------------------ ----------------- -------------------------------
Robert T. Deere           Vice President        Since 1994     Vice President of all the DFA
Date of Birth:  10/08/57                                       Entities and DFA Australia
                                                               Limited.  Formerly, Vice
                                                               President of Dimensional Fund
                                                               Advisors Ltd.
------------------------- ------------------ ----------------- -------------------------------
Robert W. Dintzner        Vice President        Since 2001     Vice President of all the DFA
Date of Birth:  3/18/70                                        Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.  Prior to April
                                                               2001, marketing supervisor
                                                               and marketing coordinator for
                                                               Dimensional.

                                       14

------------------------- ------------------ ----------------- -------------------------------

Richard A. Eustice        Vice President        Since 1998     Vice President and Assistant
Date of Birth:  8/05/65   and Assistant                        Secretary of all the DFA
                          Secretary                            Entities and DFA Australia
                                                               Limited.
------------------------- ------------------ ----------------- -------------------------------
Eugene F. Fama, Jr.       Vice President        Since 1993     Vice President of all the DFA
Date of Birth:  1/21/61                                        Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.
------------------------- ------------------ ----------------- -------------------------------
Robert M. Fezekas         Vice President        Since 2001     Vice President of all the DFA
Date of Birth:  10/28/70                                       Entities.  Prior to December
                                                               2001, Portfolio Manager.
------------------------- ------------------ ----------------- -------------------------------
Glenn S. Freed            Vice President        Since 2001     Vice President of all the DFA
Date of Birth:  11/24/61                                       Entities.  Formerly,
                                                               Professor and Associate Dean
                                                               of the Leventhal School of
                                                               Accounting (September 1998 to
                                                               August 2001) and Academic
                                                               Director Master of Business
                                                               Taxation Program (June 1996
                                                               to August 2001) at the
                                                               University of Southern
                                                               California Marshall School of
                                                               Business.
------------------------- ------------------ ----------------- -------------------------------
Henry F. Gray             Vice President        Since 2000     Vice President of all the DFA
Date of Birth:  9/22/67                                        Entities.  Prior to July 2000
                                                               and currently, Portfolio
                                                               Manager.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.
------------------------- ------------------ ----------------- -------------------------------
Kamyab Hashemi-Nejad      Vice President,       Since 1997     Vice President, Controller
Date of Birth:  1/22/61   Controller and                       and Assistant Treasurer, of
                          Assistant                            all the DFA Entities, DFA
                          Treasurer                            Australia Limited and
                                                               Dimensional Fund Advisors Ltd.
------------------------- ------------------ ----------------- -------------------------------
Patrick Keating           Vice President        Since 2003     Vice President of all the DFA
Date of Birth:  12/21/54                                       Entities.  Formerly,
                                                               Director, President and Chief
                                                               Executive Officer, Assante
                                                               Asset Management Inc.
                                                               (October 2000 to December
                                                               2002); Director, Assante
                                                               Capital Management (October
                                                               2000 to December 2002);
                                                               President and Chief Executive
                                                               Officer, Assante Capital
                                                               Management (October 2000 to
                                                               April 2001); Executive Vice
                                                               President, Assante
                                                               Corporation (May 2001 to
                                                               December 2002); Director,
                                                               Assante Asset Management Ltd.
                                                               (September 1997 to December
                                                               2002); President and Chief
                                                               Executive Officer, Assante
                                                               Asset Management Ltd.
                                                               (September 1998 to May 2001);
                                                               Executive Vice President,
                                                               Loring Ward (financial
                                                               services company) (January
                                                               1996 to September 1998).
------------------------- ------------------ ----------------- -------------------------------
Stephen P. Manus          Vice President        Since 1997     Vice President of all the DFA
Date of Birth:  12/26/50                                       Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.
------------------------- ------------------ ----------------- -------------------------------
David M. New              Vice President        Since 2003     Vice President of all the DFA
Date of Birth:  02/09/60                                       Entities and Client Service
                                                               Manager prior to becoming a
                                                               Vice President; Director of
                                                               Research, Wurts and
                                                               Associates (investment
                                                               consulting firm) from
                                                               December 2000 to June 2002;
                                                               and President, Kobe
                                                               Investment Research from
                                                               August 1999 to November 2000.
------------------------- ------------------ ----------------- -------------------------------
Catherine L. Newell       Vice President        Since 2000     Vice President and Secretary
Date of Birth:  5/07/64   and Secretary                        of all the DFA Entities and
                                                               Dimensional Fund Advisors
                                                               Ltd.  Vice President and
                                                               Assistant Secretary of DFA
                                                               Australia Limited.  Director,
                                                               Dimensional Funds PLC.
                                                               Assistant Secretary of all
                                                               DFA Entities and Dimensional
                                                               Fund Advisors Ltd.
                                                               (1997-2000).
------------------------- ------------------ ----------------- -------------------------------
David A. Plecha           Vice President        Since 1993     Vice President of all the DFA
Date of Birth:  10/26/61                                       Entities, DFA Australia
                                                               Limited and Dimensional Fund
                                                               Advisors Ltd.
------------------------- ------------------ ----------------- -------------------------------
Eduardo A. Repetto        Vice President        Since 2002     Vice President of all the DFA
Date of Birth:  1/28/67                                        Entities.  Research Associate
                                                               for Dimensional Fund Advisors
                                                               Inc. (June 2000 to April
                                                               2002).  Research scientist
                                                               (August 1998 to June 2000)
                                                               and Faculty-Postdoctoral
                                                               Fellow (August 1997 to
                                                               August 1998), California
                                                               Institute of Technology.
------------------------- ------------------ ----------------- -------------------------------
Michael T. Scardina       Vice President,       Since 1993     Vice President, Chief
Date of Birth:  10/12/55  Chief Financial                      Financial Officer and
                          Officer and                          Treasurer of all the DFA
                          Treasurer                            Entities, DFA Australia
                                                               Limited and Dimensional Fund
                                                               Advisors Ltd.  Director of
                                                               Dimensional Funds, PLC.
------------------------- ------------------ ----------------- -------------------------------
David E. Schneider        Vice President        Since 2001     Vice President of all the DFA
Date of Birth:  1/26/46                                        Entities.  Prior to 2001 and
                                                               currently, Regional Director
                                                               of Dimensional Fund Advisors
                                                               Inc.
------------------------- ------------------ ----------------- -------------------------------
John C. Siciliano         Vice President        Since 2001     Vice President of all the DFA
Date of Birth:  8/24/54                                        Entities.  Director,
                                                               Dimensional Fund Advisors
                                                               Ltd.  Formerly, Director
                                                               Dimensional Funds PLC.
                                                               Formerly, Vice President DFA
                                                               Australia Limited.  Managing
                                                               Principal, Payden & Rygel
                                                               Investment Counsel from
                                                               April 1998 through
                                                               December 2000 and Co-Head,
                                                               North American Corporate
                                                               Finance for Dresdner
                                                               Kleinwort Benson N.A. from
                                                               October 1995 to April 1998.
------------------------- ------------------ ----------------- -------------------------------
Jeanne C. Sinquefield,    Executive Vice        Since 1992     Executive Vice President of
Ph.D.*                    President                            all the DFA Entities and DFA
Date of Birth:  12/02/46                                       Australia Limited, Vice
                                                               President (formerly,
                                                               Executive Vice President)
                                                               Dimensional Fund Advisors Ltd.

                                       15

------------------------- ------------------ ----------------- -------------------------------
Carl G. Snyder            Vice President        Since 2000     Vice President of all the DFA
Date of Birth:  6/08/63                                        Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.  Prior to July 2000,
                                                               Portfolio Manager.
------------------------- ------------------ ----------------- -------------------------------
Karen Umland              Vice President        Since 1997     Vice President of all the DFA
Date of Birth:  3/10/66                                        Entities, DFA Australia
                                                               Limited and Dimensional Fund
                                                               Advisors Ltd.
------------------------- ------------------ ----------------- -------------------------------
Weston J. Wellington      Vice President        Since 1997     Vice President of all the DFA
Date of Birth:  3/01/51                                        Entities.  Formerly, Vice
                                                               President DFA Australia
                                                               Limited.
------------------------- ------------------ ----------------- -------------------------------
Daniel M. Wheeler         Vice President        Since 2001     Vice President of all the DFA
Date of Birth:  3/03/45                                        Entities.  Prior to 2001 and
                                                               currently, Director of
                                                               Financial Advisors Services
                                                               of Dimensional Fund Advisors
                                                               Inc.
------------------------- ------------------ ----------------- -------------------------------

/1/  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Board of Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of DIG's outstanding stock.

                              SERVICES TO THE FUNDS

Administrative Services by Dimensional

     DIG has entered into administration  agreements with the Advisor, on behalf of the  Portfolios.  Pursuant  to each  administration  agreement,  the  Advisor performs various  services,  including:  supervision of the services provided by the Portfolio's  custodian and transfer and dividend disbursing agent and others who  provide  services  to DIG  for  the  benefit  of the  Portfolio;  providing shareholders  with information about the Portfolio and their investments as they
or  DIG  may  request;   assisting  the  Portfolio  in  conducting  meetings  of
shareholders;  furnishing  information  as the Board of  Directors  may  require regarding the Underlying  Funds, and any other  administrative  services for the benefit of the Portfolio as the Board of Directors may reasonably  request.  For its administrative  services,  the Portfolios are obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentages listed below:

Global Equity Portfolio.............................................       0.30%
Global 60/40 Portfolio..............................................       0.25%
Global 25/75 Portfolio..............................................       0.20%

Each class of each  Portfolio pays its  proportionate  share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

     Pursuant to a Fee Waiver and Expense  Assumption  Agreement for the Class R
shares of each Portfolio, Dimensional will: (i) waive its administration fees to the extent  necessary  to limit the  proportionate  share of the total  combined administration  fees paid by each of the Portfolios and management  fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio,  to 0.30%
for the 60/40 Portfolio and 0.25% for the 25/75  Portfolio;  and (ii) assume the direct  operating  expenses of the Class R shares of each  Portfolio  (excluding
Administration  Fees paid to the  Dimensional) to the extent  necessary to limit the total expense ratios (including the expenses that the Class R shares of each such  Portfolio  bear as a  shareholder  of the  Underlying  Funds and including
Shareholder Services Fees) of the Class R shares of each Portfolio to 0.95%. The
Fee Waiver and Expense  Assumption  Agreement for each  Portfolio will remain in effect through December 31, 2004, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor.

     Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
Institutional  Class shares of each Portfolio,  Dimensional  will: (i) waive its administration  fees to the extent necessary to limit the proportionate share of the  total  combined  administration  fees  paid by each of the  Portfolios  and management  fees paid by the  Underlying  Funds to the  Advisor to 0.35% for the
Equity  Portfolio,  to 0.30%  for the  60/40  Portfolio  and 0.25% for the 25/75
Portfolio;  and (ii) assume the direct operating  expenses of the  Institutional
Class  shares  of  each  Portfolio   (excluding   Administration  Fees  paid  to
Dimensional), up to an amount equal to the total fees paid to Dimensional by the

                                       16

Institutional  Class shares  (including the pass through of the management  fees paid to Dimensional by the Underlying Funds), as is necessary to limit the total expense ratios  (including the expenses that the  Institutional  Class shares of each  such  Portfolio  bear as a  shareholder  of the  Underlying  Funds) of the
Institutional Class shares of the Equity Portfolio to 0.70%, the 60/40 Portfolio to 0.65% and the 25/75 Portfolio to 0.60%. The Fee Waiver and Expense Assumption
Agreement for each Portfolio  will remain in effect  through  December 31, 2004, and shall continue in effect from year to year thereafter  unless  terminated by
DIG or the Advisor.

Administrative Services by PFPC Inc.

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing  and  transfer  agent  for  the
Portfolios.  The  services  provided by PFPC are subject to  supervision  by the executive  officers and the Board of  Directors  of DIG, and include  day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with the custodian, and transfer and dividend disbursing agency services.  For its services, the Equity Portfolio and
60/40 Portfolio each pays PFPC a fee of $6,950 per month and the 25/75 Portfolio pays PFPC a fee of $6,550.  Each class of each Portfolio pays its  proportionate share of the fees paid by the  Portfolio to PFPC based on the average net assets of the classes.

Shareholder Services

     An amount equal to 0.25% of the average net assets of a Portfolio's Class R shares  may be  used to  compensate  service  agents  that  provide  shareholder
servicing,   record   keeping,   account   maintenance  and  other  services  to
shareholders of the Portfolio's Class R shares.

Custodians

     PFPC Trust Company, 400 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for the Portfolios.

Distributor

     DIG has entered into a  Distribution  Agreement  with DFA  Securities  Inc.
("DFAS"),  a wholly owned  subsidiary of the Advisor,  pursuant to which DFAS is
responsible  for  supervising  the  sale  of  shares  of  each  Portfolio.   The
Distribution  Agreement  requires  DFAS to utilize its best efforts to encourage and promote the sale of shares of the  Portfolios.  Shares of the Portfolios are offered  continuously.  No  compensation  is  paid  by DIG  to  DFAS  under  the
Distribution  Agreement.  The address of DFAS is 1299 Ocean Avenue,  11th Floor,
Santa Monica, CA 90401.

Legal Counsel

     Stradley,  Ronon,  Stevens & Young,  LLP  serves as legal  counsel  to DIG,
DFAIDG,  DFAITC and DEM. Its address is 2600 One Commerce Square,  Philadelphia,
PA 19103-7098.

Independent Certified Public Accountants

     PricewaterhouseCoopers LLP are the independent certified public accountants to DIG, DFAIDG,  DFAITC and DEM and audit the annual financial statements of the
Portfolios and Underlying  Funds.  Their address is 200 East Las Olas Boulevard,
Suite 1700, Ft. Lauderdale, FL 33301.

                                  ADVISORY FEES

The Portfolios

     David G. Booth and Rex A.  Sinquefield,  as  directors  and officers of the
Advisor  and  holders  of  the  Advisor's   outstanding  stock,  may  be  deemed
controlling persons of the Advisor.

     The  Advisor is paid no fee for the  services  it  provides  as  investment advisor to each Portfolio.

     In  approving  the  advisory  agreement  for each  Portfolio,  the Board of
Directors,  including  those  Directors  who are not  "interested  persons"  (as

                                       17

defined in the 1940 Act) of DIG or the Advisor (the "Disinterested  Directors"),
considered a number of factors, including: (i) the nature, extent and quality of services to be provided by the Advisor to the  Portfolio;  and (ii) the fees and expenses borne by the Portfolio.  When considering the nature and quality of the services to be provided by the  Advisor,  the Board of  Directors  reviewed  the scope,  depth and  experience of the Advisor's  organization  and the investment professionals that will be providing  management services to the Portfolio.  The
Board of Directors  evaluated the Advisor's portfolio  management  process.  The
Board of Directors also  considered  the nature and character of  non-investment management services to be provided by the Advisor. When considering the fees and expenses to be borne by each Portfolio,  and considering the  reasonableness  of the  management  fees to be paid to the Advisor,  in light of the services to be provided to the  Portfolio and any  additional  benefits that may be received by the Advisor (or its affiliates) in connection with providing such services,  the
Board of Directors  compared the fees charged by the Advisor to the Portfolio to the fees  charged  the funds in its peer  group  for  comparable  services,  and analyzed the  expenses  that will be incurred by the Advisor with respect to the
Portfolio.  The Board of Directors  also reviewed the Advisor's  operations  and financial condition. The Board of Directors noted, among other things, that with respect to each Portfolio,  no management fee was to be charged to the Portfolio under its advisory  agreement.  After requesting and reviewing such materials as it deemed necessary, the Board of Directors concluded that the management fee of each Portfolio was fair,  both  absolutely and in comparison with those of other funds in its peer  group  and the  industry  at large.  The Board of  Directors, including the Disinterested Directors,  therefore concluded that the approval of the  advisory  agreement  for each  Portfolio  was in the best  interests of the
Portfolio and its shareholders.

The Underlying Funds

     As  shareholders  of  the  Underlying   Funds,  the  Portfolios  pay  their
proportionate share of the management fees paid to the Advisor by the Underlying
Funds.  For the services it provides as  investment  advisor to each  Underlying
Fund,  the Advisor is paid a monthly fee  calculated  as a percentage of average net assets of the Underlying Fund. For the fiscal years ended November 30, 2002,
2001 and 2000, the Underlying Funds paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:

                                                      2002              2001             2000
                                                      (000)            (000)             (000)
U.S. Large Company Series...................     $       693      $       745       $       805
U.S. Large Cap Value Series.................     $     1,656      $     1,732       $     1,737
U.S. Small Cap Value Series.................     $     6,344      $     6,132       $     5,798
U.S. Micro Cap Series.......................     $     1,656      $     1,538       $     1,618
DFA Real Estate Securities Portfolio........     $     1,088      $       737       $       532
Large Cap International Portfolio...........     $       826      $       920       $       869
DFA International Value Series..............     $     2,340      $     2,801       $     3,237
Japanese Small Company Series...............     $       210      $       206       $       196
Pacific Rim Small Company Series............     $       135      $       131       $       162
United Kingdom Small Company Series.........     $       102      $       104       $       126
Continental Small Company Series............     $       245      $       221       $       252
DFA International Small Cap Value Portfolio.     $     3,624      $     3,240       $     3,208
Emerging Markets Series.....................     $       337      $       308       $       359
Dimensional Emerging Markets Value Fund Inc.     $       333      $       284       $       372
Emerging Markets Small Cap Series...........     $        89      $        64       $        84
DFA One-Year Fixed Income Series............     $       435      $       373       $       407
DFA Two-Year Global Fixed Income Series.....     $       345      $       265       $       259
DFA Five-Year Government Portfolio..........     $       544      $       452       $       433
DFA Five-Year Global Fixed Income Portfolio.     $     1,729      $     1,422       $     1,227

     Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited
("DFA Australia"),  Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales
2000,  Australia,  has the authority and  responsibility  to select  brokers and dealers to execute securities transactions for The Japanese Small Company Series and The Pacific Rim Small Company  Series.  DFA  Australia's  duties include the maintenance of a trading desk for each Series and the  determination of the best and most efficient  means of executing  securities  transactions.  On at least a semi-annual  basis,  the Advisor  reviews the  holdings  of The  Japanese  Small
Company  Series and The  Pacific  Small  Company  Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for  determining  those  securities  that are  eligible for purchase and sale by these  Series and may  delegate  this task,  subject to its own  review,  to DFA
Australia.  DFA Australia maintains and furnishes to the Advisor information and
reports  on   Japanese   and  Pacific  Rim  small   companies,   including   its
recommendations  of securities to be added to the  securities  that are eligible for purchase by each Series.

                                       18

     Pursuant to  Sub-Advisory  Agreements  with the Advisor,  Dimensional  Fund
Advisors Ltd. ("DFAL"), 100 Pall Mall, London, SW1Y 5NQ, England, a company that is organized under the laws of England,  has the authority and responsibility to select  brokers and dealers to execute  securities  transactions  for The United
Kingdom Small Company Series and The Continental  Small Company  Series.  DFAL's
duties  include  the  maintenance  of a  trading  desk for each  Series  and the determination  of the best  and most  efficient  means of  executing  securities transactions.  On at least a semi-annual basis, the Advisor reviews the holdings of The United  Kingdom Small Company  Series and The  Continental  Small Company
Series  and  reviews  the  trading  process  and  the  execution  of  securities transactions.  The Advisor is responsible for determining  those securities that are eligible  for purchase and sale by these Series and may delegate  this task, subject to its own review,  to DFAL. DFAL maintains and furnishes to the Advisor information  and  reports  on  United  Kingdom  and  European  small  companies, including its  recommendations  of securities to be added to the securities that are  eligible for  purchase by each  Series.  DFAL is a member of the  Financial
Services  Authority,  a  self-regulatory  organization  for investment  managers operating under the laws of England.

                               GENERAL INFORMATION

     DIG was incorporated under Maryland law on March 19, 1990. DIG was known as
DFA U.S.  Large Cap Inc.  from February  1992,  until it amended its Articles of
Incorporation  in April  1993,  to  change  to its  present  name.  Prior to the
February 1992 amendment to the Articles of  Incorporation,  DIG was known as DFA
U.S. Large Cap Portfolio Inc.

     DFAIDG was  incorporated  under  Maryland law on June 15, 1981.  Until June
1983,  DFAIDG was named DFA Small  Company Fund Inc.  DFAITC was  organized as a
Delaware business trust on October 27, 1992. DFAITC, a Delaware statutory trust, offers  shares  of  its  series  only  to  institutional  investors  in  private offerings.  DEM was  incorporated  under  Maryland  law on January 9, 1991,  and offers its shares  only to  institutional  investors  in private  offerings.  On
November 21, 1997,  the  shareholders  of DEM  approved  its  conversion  from a closed-end  management  investment company to an open-end management  investment company.

                                 CODE OF ETHICS

     DIG, DFAIDG,  DFAITC, DEM, the Advisor,  DFA Australia,  DFAL and DFAS have adopted a Code of Ethics,  under Rule 17j-1 of the 1940 Act, for certain  access persons of the Portfolios and Underlying  Funds.  The Code of Ethics is designed to  ensure  that  access  persons  act in the  interest  of the  Portfolios  and
Underlying Funds, and their shareholders with respect to any personal trading of securities.  Under the Code of Ethics,  access persons are generally  prohibited from  knowingly  buying or selling  securities  (except for mutual  funds,  U.S.
government  securities and money market  instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Underlying Fund unless their  proposed  purchases  are  approved  in  advance.  The Code of Ethics also
contains  certain  reporting   requirements  and  securities  trading  clearance
procedures.

                               SHAREHOLDER RIGHTS

     The shares of each  Portfolio,  when issued and paid for in accordance with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities of the applicable  Portfolio and has identical,  non-cumulative voting,  dividend,  redemption,  liquidation and other rights and preferences as the other class of the  Portfolio,  except  that on a matter  affecting a single class only shares of that class of the  Portfolio  are  permitted to vote on the matter.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the
Portfolio  or class of shares that they hold,  except as  otherwise  required by applicable  law. If liquidation of DIG should occur, a Portfolio's  shareholders would be entitled  to receive on a per class basis the assets of the  particular
Portfolio whose shares they own. Ordinarily,  DIG does not intend to hold annual meetings of shareholders,  except as required by the federal securities laws and

                                       19

regulations  governing  mutual  funds,  or other  applicable  law.  DIG's bylaws provide that  special  meetings of  shareholders  shall be called at the written request of at least 10% of the votes  entitled to be cast at such meeting.  Such meeting may be called to consider  any matter,  including  the removal of one or more  directors.  Shareholders  will  receive  shareholder  communications  with respect  to  such  matters  as  required  by the  federal  securities  laws  and regulations  governing mutual funds,  including semi-annual and annual financial statements of the Portfolios, the latter being audited at least once each year.

     With regard to an Underlying Fund of DFAITC  organized as a partnership for federal tax purposes,  if a majority shareholder of the Underlying Fund declares bankruptcy,  a  majority  in  interest  of  the  remaining  shareholders  in the
Underlying Fund must vote to approve the continuing  existence of the Underlying
Fund or the Underlying Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

     The  Portfolios did not have  operations  prior to the date of this SAI, so there are no principal holders of the Portfolios' shares.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The  Portfolios and  Underlying  Funds will accept  purchase and redemption orders  on each  day  that  the New York  Stock  Exchange  ("NYSE")  is open for business,  regardless of whether the Federal Reserve System is closed.  However, no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Portfolios  and  Underlying  Funds will generally be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through Friday throughout  the year except for days closed to recognize New Year's Day,  Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  and Christmas Day. The Federal  Reserve System is
closed on the same days as the NYSE,  except  that it is open on Good Friday and closed on Columbus Day and Veterans' Day.  Orders for  redemptions and purchases will not be processed if the Underlying Funds and Portfolios are closed.

     The Tokyo Stock Exchange is closed on the following  days in 2004:  January
1, 2 and 12, February 11, March 20, April 29, May 3, 4 and 5, July 19, September
20 and 23, October 11, November 3 and 23, December 23 and 31. The Japanese Small
Company Series does not price its portfolio on days that the TSE is closed.  The
London Stock Exchange is closed on the following days in 2004:  January 1, April
9 and 12, May 3 and 31, August 30,  December 27 and 28. The United Kingdom Small
Company  Series  does not price its  portfolio  on days  that the  London  Stock
Exchange is closed.  The foreign  securities  exchanges on which The Continental
Small Company Series' portfolio securities are principally traded are all closed on  January 1, April 9 and 12, and  December  27 and 28. The  Continental  Small
Company Series does not price its portfolio on these days.

     DIG reserves the right, in its sole discretion,  to suspend the offering of shares of any or all Portfolios or reject  purchase orders when, in the judgment of management,  such suspension or rejection is in the best interest of DIG or a
Portfolio.  Securities  accepted in exchange  for shares of a Portfolio  will be acquired for investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience of the  Portfolios,  which are currently sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     DIG may suspend redemption  privileges or postpone the date of payment: (1)
during any period when the NYSE is closed,  or trading on the NYSE is restricted as determined by the Commission;  (2) during any period when an emergency exists as  defined  by the  rules  of the  Commission  as a  result  of which it is not reasonably  practicable for DIG to dispose of securities  owned by it, or fairly to  determine  the value of its  assets;  and (3) for such other  periods as the
Commission may permit.

                                       20

     Shareholders  may transfer  shares of any  Portfolio  to another  person by making a written  request to the  Advisor who will  transmit  the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the  letter of  request,  the stock  certificate  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                           TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal  income tax  consequences of  investing in the  Portfolios.  Unless a  shareholder  invests in a Portfolio through a qualified,  tax-deferred retirement plan, shareholders should consider the tax implications of investing and consult their tax advisers.  Different tax rules  may  apply,  depending  on  whether  the  Portfolio  invests  through  an
Underlying  Fund treated as a  corporation  or an  Underlying  Fund treated as a partnership  for federal  income tax  purposes.  These  rules  could  affect the amount,  timing,  and character of the income received by the  shareholders of a
Portfolio.

Distribution of Net Income

     Each  Portfolio  receives  income  generally in the form of dividends  from those  Underlying  Funds  classified as corporations  and dividends and interest from those  Underlying  Funds  classified  as  partnerships.  This income,  less expenses incurred in the operation of a Portfolio, constitute its net investment income  from  which  dividends  may be  paid to its  shareholders.  If you are a taxable  investor,  any  distributions  by the Portfolio from such income (other than qualified dividends) will be taxable to you as ordinary income.

     Income dividends earned indirectly by a Portfolio through its investment in the  Underlying  Funds  from the  following  income  sources  will be  qualified dividends  subject  to a  maximum  rate  of tax of 15% for  individuals  (5% for individuals in the 10% and 15% federal rate bracket):

     o    dividends paid by domestic corporations,
     o    dividends paid by qualified foreign corporations, including:
          -    corporations incorporated in a possession of the U.S.,
          -    corporations  eligible for benefits of a comprehensive income tax treaty with the United  States which the Treasury  determines  is satisfactory  and  which  includes  an  exchange  of  information program, and
          -    corporations  whose stock is readily  tradable on an  established securities market in the United States.

     In order to be  treated  as a  "qualified  foreign  corporation"  under the treaty  test,  IRS Notice  2003-69  states  that a foreign  corporation  must be eligible  for  benefits  of one of  the  following  U.S.  income  tax  treaties:
Australia,  Austria,  Belgium,  Canada, China, Cyprus, Czech Republic,  Denmark,
Egypt, Estonia,  Finland,  France,  Germany,  Greece,  Hungary,  Iceland, India,
Indonesia,  Ireland, Israel, Italy, Jamaica, Japan,  Kazakhstan,  Korea, Latvia,
Lithuania,  Luxembourg,  Mexico,  Morocco,  Netherlands,  New  Zealand,  Norway,
Pakistan,  Philippines,  Poland, Portugal,  Romania, Russian Federation,  Slovak
Republic, Slovenia, South Africa, Spain, Sweden, Switzerland, Thailand, Trinidad
and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela.

     An Underlying Fund must meet certain holding period requirements to qualify the Portfolio's dividends for this treatment.  Specifically, the Underlying Fund must hold the stock for at least 60 days during the 120-day period  beginning 60 days before the stock became ex-dividend (or 90-days and 180-days, respectively, for preferred stock).

     Dividends  from  corporations  exempt from tax and  dividends  from foreign personal holding  companies,  foreign  investment  companies and passive foreign investment  companies  (PFICs) do not qualify for this  favorable tax treatment.
Additionally,  income  dividends paid from interest earned by an Underlying Fund on debt  securities  will continue to be taxed at the higher ordinary income tax rates.

Distributions of Capital Gains

     The  Portfolios,  indirectly,  through their  investment in the  Underlying
Funds may  derive  capital  gains and losses in  connection  with sales or other dispositions of portfolio  securities.  Distributions derived from an Underlying
Fund's net short-term  capital gain will be taxable to a Portfolio,  and in turn

                                       21

to  its  shareholders,  as  ordinary  income.  Distributions  derived  from  the
Underlying Fund's net long-term capital gain will be taxable to a Portfolio, and in turn to its shareholders,  as long-term capital gain,  regardless of how long shares of the Portfolio  have been held.  The Portfolios may also derive capital gains through  their  redemption  of shares in  Underlying  Funds  classified as corporations.

     Any capital gains realized by a Portfolio  generally are  distributed  once each year, and may be distributed  more frequently,  if necessary,  to reduce or eliminate excise or income taxes on the Portfolio.

     For all sales of portfolio  securities occurring after May 5, 2003, the net long-term capital gain on these sales, when distributed to you as a capital gain dividend,  is subject to a maximum  rate of tax of 15% for  individuals  (5% for individuals in the 10% and 15% federal income tax  brackets).  In addition,  any net long-term  capital gain you realize from the sale of Portfolio  shares after
May 5, 2003 is eligible for these reduced tax rates. In the context of a fund of funds such as the  Portfolios,  the  application of the effective date rules for flow through of net long-term capital gain realized by an Underlying Fund

Investments in Foreign Securities

     Effect of foreign  withholding  taxes. An Underlying Fund may be subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce a Portfolio's income dividends paid to you.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary  income by an  Underlying  Fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These  gains  when  distributed  to a  Portfolio,  and,  in turn,  when distributed to you, are taxable to you as ordinary income, and any losses reduce the an Underlying Fund's ordinary income otherwise available for distribution to a Portfolio  and, in turn, to you. This  treatment  could increase or decrease a
Portfolio's  ordinary income  distributions to you, and may cause some or all of the Portfolio's  previously  distributed  income to be classified as a return of capital.  A return of capital  generally  is not taxable to you, but reduces the tax basis of your  shares in the  Portfolio.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  An  Underlying  Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign  investment companies  (PFICs).  When investing in PFIC  securities,  the  Underlying  Funds intend to mark-to-market  these securities and recognize any gains at the end of their fiscal and excise (described  below) tax years.  Deductions for losses are allowable  only to the extent of any  current or  previously  recognized  gains.
These gains (reduced by allowable  losses) are treated as ordinary income that a
Portfolio is required to  distribute,  even though the  Underlying  Fund has not sold the securities.  You should also be aware that the designation of a foreign security as a PFIC security  will cause its income  dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends will not qualify  for the  reduced  rate of  taxation  on  qualified  dividends  when distributed to you by a Portfolio.

Information on the Amount and Tax Character of Distributions

     A  Portfolio  will inform you of the amount of your  income  dividends  and capital  gain  distributions  at the time they are paid,  and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Portfolio  shares for a full year, the
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends or capital  gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the  Portfolio.  Distributions  declared in December  but paid in January are taxable to you as if paid in December.

Election to be Taxed as a Regulated Investment Company

     Each  Portfolio  intends to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements under the Code. As a regulated  investment  company,  the Portfolio generally  pays no federal  income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated  investment  company, if it determines such course of action to be beneficial to shareholders. In that case, the Portfolio would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains,  and  distributions  to you would be taxed as dividend  income to the extent of the Portfolio's earnings and profits.

                                       22

Excise Tax Distribution Requirement

     To avoid federal excise taxes,  the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

     o    98% of its taxable ordinary income earned during the calendar year;

     o    98% of its  capital  gain net income  earned  during the twelve  month period ending October 31; and

     o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

     Each Portfolio  intends to declare and pay these  distributions in December
(or to pay them in  January,  in which case you must treat them as  received  in
December),  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions of Fund Shares

     Redemptions  (including  redemptions  in kind) and  exchanges  of Portfolio shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Portfolio shares, or exchange a class of shares of one Portfolio described  in the  corresponding  Prospectus  for the same  class of  shares  of another  Portfolio  described  in the  corresponding  Prospectus,  the IRS  will require you to report any gain or loss on your  redemption  or exchange.  If you held your shares as a capital asset, the gain or loss that you realized would be capital gain or loss and would be long-term or short-term,  generally  depending on how long you held your shares.

Wash Sales

     All or a portion  of any loss that you  realize on the  redemption  of your
Portfolio  shares is  disallowed  to the extent that you buy other shares in the same Portfolio  (through  reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities

     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by the  shareholder.
States also grant tax-free  status to mutual fund dividends paid to shareholders from  interest  earned on these  securities,  subject in some  states to minimum investment or reporting  requirements that must be met by an Underlying Fund. To the extent a Portfolio invests indirectly in these U.S.  government  obligations by investing in a Underlying Fund  classified as a corporation  that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. The income from an Underlying  Fund's investment  in certain  securities,  such as repurchase  agreements,  commercial paper and federal  agency-backed  obligations  (e.g.,  GNMA or FNMA securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporation investors.

Dividends-Received Deduction for Corporations

     Because some of the income a Portfolio  receives from the Underlying  Funds is derived from  investments in domestic  securities,  it is anticipated  that a
portion  of  the   dividends   paid  by  a  Portfolio   will   qualify  for  70%
dividends-received deduction for corporations.  The dividends received deduction will be available  only with respect to dividends  designated  by a Portfolio as eligible for such treatment.  All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

                                       23

Complex Securities

     An Underlying  Fund may invest in complex  securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these  investments.  This, in turn, could affect the amount, timing and/or tax character of a Portfolio's income and, in turn, of the income distributed to you. For example:

     Derivatives.  Certain  Underlying Funds are permitted to invest in options, futures,  forwards or foreign currency  contracts.  If an Underlying makes these investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary income or losses. This, in turn, could affect the amount, timing and/or tax character of a Portfolio's  distributions  to you. In determining net income for excise tax purposes,  an Underlying Fund classified as a corporation (or the
Portfolio  with  respect to its pro rata  share of the income of the  Underlying
Funds  classified  as  partnerships),  also would be required to  mark-to-market these  contracts  annually  as of October 31 (for  capital  gain net income) and
December 31 (for taxable  ordinary  income),  and to realize and  distribute any resulting income and gains.

     Tax  straddles.  An  Underlying  Fund's  investment  in options and futures contracts in connection with certain hedging transactions could cause it to hold offsetting  positions in securities.  If an Underlying  Fund's risk of loss with respect to specific  securities in its portfolio is substantially  diminished by the fact that it holds other securities,  the Underlying Fund could be deemed to have entered into a tax "straddle" or to hold a "successor  position" that would require any loss realized by it to be deferred for tax purposes.  This, in turn, could affect the amount of a Portfolio's distributions to you.

     Securities Loans. An Underlying Fund may lend its investment  securities to approved  borrowers who need to borrow  securities in order to complete  certain transactions.  By lending its investment securities, an Underlying Fund attempts
to  increase   its  income   through  the  receipt  of  interest  on  the  loan.
Distributions  paid  to you by a  Portfolio  derived  from  payments  in lieu of dividends  received  by an  Underlying  Fund  on the  loaned  securities  aren't eligible for reduced rate of tax on "qualified dividends."

     Each of these investments by the Underlying Funds in complex  securities is subject to special  tax rules that could  affect the amount,  timing  and/or tax character  of  income  realized  by the  Underlying  Fund,  and,  in turn,  by a
Portfolio and distributed to you.

Non-U.S. Investors

     Non-U.S.  investors may be subject to U.S.  withholding and estate tax, and are subject to special U.S. tax certification requirements. A shareholder should consult his or her tax advisor  about the federal,  state,  local or foreign tax consequences of his or her investment in the Fund.

                              PROXY VOTING POLICIES

     The Boards of Directors  of DIG,  DFAIDG and DEM, and the Board of Trustees
of DFAITC  have  delegated  the  authority  to vote  proxies  for the  portfolio securities  held by the  Portfolios  and  Underlying  Funds  to  Dimensional  in
accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by Dimensional.

     The  Investment  Committee  at  Dimensional  is generally  responsible  for overseeing  Dimensional's  proxy voting  process.  The Investment  Committee may designate one or more of its members to oversee  specific,  on-going  compliance with  respect  to the Voting  Policies  and may  designate  other  personnel  of
Dimensional to vote proxies on behalf of the  Portfolios  and Underlying  Funds, including all authorized traders of Dimensional.

     Dimensional votes proxies in a manner consistent with the best interests of the Portfolios  and  Underlying  Funds.  Generally,  Dimensional  analyzes proxy statements on behalf of the Portfolios and Underlying  Funds in accordance  with the Voting  Policies and the Voting  Guidelines.  Most proxies that  Dimensional receives will be voted in accordance with the predetermined  Voting  Guidelines.

                                       24

Since nearly all proxies are voted in accordance with the Voting Guidelines,  it normally will not be necessary for  Dimensional to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for  Dimensional  during the proxy voting process.  However,  the Proxy
Policies  do address  the  procedures  to be  followed if a conflict of interest arises between the interests of the Portfolios or the Underlying  Funds, and the
interests of Dimensional or its affiliates.  If an Investment  Committee  member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting  Guidelines,  Dimensional,  prior to voting,  will fully disclose the conflict to an Independent  Director/Trustee  of the  applicable  Portfolio's or
Underlying Fund's Board of  Directors/Trustees  and vote the proxy in accordance with the direction of such Independent Director/Trustee.

     The Voting Guidelines summarize  Dimensional's  positions on various issues and give a general  indication as to how  Dimensional  will vote proxies on each issue.  Dimensional  will  usually vote  proxies in  accordance  with the Voting
Guidelines.  However,  Dimensional  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis will be documented in writing), Dimensional believes that a Portfolio's or an  Underlying  Fund's best  interests  would be served by such vote.  To the extent  that the Voting  Guidelines  do not address a  potential  voting  issue,
Dimensional  will vote on such  issue in a manner  that is  consistent  with the spirit of the Voting  Guidelines and that  Dimensional  believes would be in the best  interest  of the  Portfolio  or  Underlying  Fund.  Pursuant to the Voting
Guidelines,  Dimensional  generally  votes  for  matters  such as:  (i)  routine business decisions (such as stock splits, name changes and setting the number of
directors);   (ii)  reverse  anti-takeover  amendments;   (iii)  auditors;  (iv)
directors;   (v)  proposals   establishing  or  increasing   indemnification  of
directors;  (vi) proposals eliminating or reducing director's  liability;  (vii)
equal  access to the  proxy;  (viii)  the  right to act by  written  consent  of shareholders  and to  hold  special  meetings  of  shareholders;  and  (ix)  the separation of audit and consulting  responsibilities.  As provided in the Voting
Guidelines,   Dimensional   generally   votes  against   matters  such  as:  (i)
anti-takeover  measures  (such  as  reincorporation  to  facilitate  a  takeover defense, adoption of fair price amendments,  institution of classified boards of directors,  elimination  of  cumulative  voting and  creation of super  majority provisions);  (ii) the  issuance  of a new class of stock  with  unequal  voting rights;  and (iii) blank check preferred stock proposals.  The Voting Guidelines also provide that  Dimensional  will generally  consider on an individual  basis such proposals as: (i) increasing  authorized common stock; (ii) establishing or increasing  a stock  option  plan or other  employee  compensation  plan;  (iii)
approving  a  reorganization  or merger;  and (iv)  approving  a  proposal  by a dissident shareholder in a proxy battle.

     Under certain circumstances, Dimensional may not be able to vote proxies or
Dimensional  may find that the expected  economic costs from voting outweigh the benefits associated with voting. For example, generally Dimensional may not vote proxies on foreign securities due to local restrictions,  customs or anticipated expenses.

     Copies of the proxy voting records of the  Portfolios and Underlying  Funds will be available  without  charge,  upon  request,  by calling  collect:  (310)
395-8005 and posted on the Commission's website at  http://www.sec.gov  no later than August 31, 2004 and will reflect the twelve-month  period beginning July 1,
2003 and ending June 30, 2004.

                         CALCULATION OF PERFORMANCE DATA

     The Portfolios and the Underlying  Funds may  disseminate  reports of their investment  performance from time to time. Investment  performance is calculated on a total return basis;  that is by including all net investment income and any realized and  unrealized net capital gains or losses during the period for which investment  performance is reported. If dividends or capital gains distributions have been paid  during  the  relevant  period,  the  calculation  of  investment performance  will include such  dividends  and capital  gains  distributions  as though  reinvested  in shares of the  Portfolio  or  Underlying  Fund.  Standard
quotations  of  total  return,   which  include  deductions  of  any  applicable
reimbursement  fees in effect during the period, are computed in accordance with
Commission Guidelines and are presented whenever any non-standard quotations are
disseminated   to  provide   comparability   to  other   investment   companies.
Non-standardized   total  return  quotations  may  differ  from  the  Commission
Guideline  computations by covering different time periods,  excluding deduction of  reimbursement  fees charged to investors  and paid to the  Portfolios  which would otherwise reduce returns  quotations.  In all cases,  disclosures are made when performance  quotations differ from the Commission  Guideline.  Performance data is based on  historical  earnings  and is not  intended to indicate  future performances.  Rates of return  expressed  on an annual  basis will  usually not equal the sum of returns  expressed for  consecutive  interim periods due to the compounding of the interim yields.

                                       25

Average Annual Return Before Taxes

     As the  following  formula  indicates,  the average  annual total return is determined  by finding the average  annual  compounded  rates of return over the stated time period that would equate a  hypothetical  initial  purchase order of
$1,000 to its redeemable value (including capital  appreciation/depreciation and dividends  and  distributions  paid and  reinvested  less any fees  charged to a shareholder  account)  at the end of the stated  time  period.  The  calculation assumes  that all  dividends  and  distributions  are  reinvested  at the public offering  price on the  reinvestment  dates  during the  period.  The  quotation assumes the account  was  completely  redeemed at the end of each period and the deduction  of all  applicable  charges  and fees.  According  to the  Commission formula:

               P(1  + T)n = ERV
          where:
               P   = a hypothetical initial payment of $1,000
               T   = average annual total return
               n   = number of years
               ERV = ending  redeemable  value of a hypothetical  $1,000 payment made at the  beginning  of the  one-, five-,  and  ten-year periods at the end of the one-, five-, and ten-year periods
                     (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

     Average annual total return after taxes on  distributions  is determined by finding the average  annual rates of return over the stated  period of time that would equate an initial  hypothetical $1,000 investment to its ending redeemable value,  after taxes on distributions.  The calculation  assumes income dividends and capital gain distributions,  less the taxes due on such  distributions,  are reinvested at net asset value. The quotation  assumes the account was completely redeemed at the end of each period and the deduction of all  applicable  charges and fees, but assumes that the redemption itself had no tax consequences.

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment date, using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  ordinary income rate for ordinary  income  distributions,
short-term  capital  gain  rate  for  short-term  capital  gain   distributions,
long-term  capital  gain rate for  long-term  capital gain  distributions).  The taxable  amount and tax character of a  distribution  may be adjusted to reflect
any   recharacterization   of  the   distribution   since  its  original   date.
Distributions  are  adjusted to reflect the federal tax impact the  distribution would have on an individual  taxpayer on the reinvestment date; for example,  no taxes are  assumed to be due on the portion of any  distribution  that would not result in federal  income tax on an  individual  (e.g.,  tax-exempt  interest or non-taxable returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit,  is taken into  account in  accordance  with federal tax law. Any potential tax  liabilities  other than federal tax  liabilities  (e.g., state and local  taxes) are  disregarded,  as are the  effects of  phaseouts  of certain  exemptions,  deductions,  and credits at various income levels, and the impact of the federal alternative minimum tax.

     The following Commission formula is used to calculate these figures:

             P(1+T)n = ATVD
          where:
             P    = a hypothetical initial payment of $1,000
             T    = average annual total return (after taxes on distributions)
             n    = number of years
             ATVD = ending value of a hypothetical  $1,000 payment made at the beginning  of each period at the end of each  period,  after taxes on  Portfolio  distributions  but not  after  taxes on redemption.

Average Annual Total Return After Taxes on  Distributions  and Sale of Portfolio
Shares

     Average  annual  total  return  after  taxes on  distributions  and sale of
Portfolio  shares is  determined  by finding the average  annual rates of return over the stated  time period that would  equate an initial  hypothetical  $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares.  The calculation  assumes income dividends and capital gain distributions  are  reinvested  at net asset value.  The  quotation  assumes the account was  completely  redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

                                       26

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment date, using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  ordinary income rate for ordinary  income  distributions,
short-term  capital  gain  rate  for  short-term  capital  gain   distributions,
long-term  capital  gain rate for  long-term  capital gain  distributions).  The taxable  amount and tax character of a  distribution  may be adjusted to reflect
any   recharacterization   of  the   distribution   since  its  original   date.
Distributions  are  adjusted to reflect the federal tax impact the  distribution would have on an individual  taxpayer on the reinvestment date; for example,  no taxes are  assumed to be due on the portion of any  distribution  that would not result in federal  income tax on an  individual  (e.g.,  tax-exempt  interest or non-taxable returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit,  is taken into  account in  accordance  with federal tax law. Any potential tax  liabilities  other than federal tax  liabilities  (e.g., state and local  taxes) are  disregarded,  as are the  effects of  phaseouts  of certain  exemptions,  deductions,  and credits at various income levels, and the impact of the federal alternative minimum tax.

     The capital gain or loss upon  redemption is calculated by subtracting  the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period,  subtracting  capital  gains taxes  resulting from the  redemption,  or adding the tax benefit from capital  losses  resulting from the redemption. In determining the basis for a reinvested distribution, the distribution  is included net of taxes assumed paid from the  distribution.  Tax basis is adjusted for any distributions  representing returns of capital and any other tax basis  adjustments  that would  apply to an  individual  taxpayer,  as permitted by applicable federal law. The amount and character (e.g.,  short-term or long-term) of capital gain or loss upon  redemption is separately  determined for shares acquired through the initial investment and each subsequent  purchase through  reinvested  distributions.  Shares  acquired  through  reinvestment  of distributions  are not  assumed to have the same  holding  period as the initial investment.  The tax character of such reinvestments is determined by the length of the period between  reinvestment and the end of the measurement period in the case of reinvested distributions.  Capital gains taxes (or the benefit resulting from tax losses) is  calculated  using the highest  federal  individual  capital gains  tax  rate  for  gains  of the  appropriate  character  in  effect  on the redemption  date and in accordance with federal law applicable on the redemption date.  Shareholders  are assumed to have  sufficient  capital  gains of the same character  from  other  investments  to  offset  any  capital  losses  from  the redemption, so that the taxpayer may deduct the capital losses in full.

The following Commission formula is used to calculate these figures:

               P(1+T)n = ATVDR
          where:
            P    = a hypothetical initial payment of $1,000
            T    = average annual total return (after taxes on  distributions and redemptions)
            n    = number of years
            ATVDR= ending value of a hypothetical  $1,000 payment made at the beginning  of each period at the end of each  period,  after taxes on Portfolio distributions and redemption.

     In addition to the standardized  method of calculating  performance used by the  Commission,  the  Portfolios  and Underlying  Funds may  disseminate  other performance  data and may  advertise  total return  performance  calculated on a monthly basis.

     The  Portfolios  may compare their  investment  performance  to appropriate market and mutual fund indices and  investments  for which reliable  performance data is  available.  Such indices are  generally  unmanaged  and are prepared by entities and organizations  which track the performance of investment  companies or investment  advisors.  Unmanaged indices often do not reflect  deductions for administrative  and  management  costs  and  expenses.  The  performance  of the
Portfolios  may  also be  compared  in  publications  to  averages,  performance rankings,  or other  information  prepared by recognized mutual fund statistical services. Any performance  information,  whether related to the Portfolios or to the  Advisor,  should  be  considered  in  light  of  a  Portfolio's  investment objectives  and policies,  characteristics  and the quality of the portfolio and market  conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                                       27

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, 200 East Las Olas  Boulevard,  Suite 1700, Ft.
Lauderdale,  FL 33301, are the independent  certified public accountants to DIG.
PricewaterhouseCoopers LLP audits DIG's annual financial statements. Because the
Portfolios  are new,  financial  statements  are not available as of the date of this SAI.

                                       28

                   DIMENSIONAL INVESTMENT GROUP INC. (40/41)

                                    PART C
                               OTHER INFORMATION

ITEM 23.    EXHIBITS.

      (a)   Articles of Incorporation.

            (1)   Articles of Restatement as filed with the State of Maryland on August 11, 2003.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.1.

                  (i)   Articles Supplementary.
                        To be filed by Amendment.

      (b)   By-Laws.

            (1)   Amended and Restated By-Laws of the Registrant as approved
                  June 26, 2003.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.b.1.

      (c)   Instruments Defining Rights of Security Holders.

            (1)   See Article Fifth of the Registrant's Articles of
                  Restatement.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.1.

      (d)   Investment Advisory Contracts.

            (1)   Form of Investment Advisory Agreement between the
                  Registrant and Dimensional Fund Advisors Inc. ("DFA") re:
                  the:
                  *     RWB/DFA Two-Year Corporate Fixed Income Portfolio
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 17/18 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:October 1, 1997.

                  (i)   Addendum Number One re: the reflection of the
                        following name change:
                        *     RWB/DFA Two-Year Corporate Fixed Income
                              Portfolio to AAM/DFA Two-Year Corporate Fixed
                              Income Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 32/33 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 26, 2001.

                  (ii)  Addendum Number Two re: the reflection of the
                        following name change:
                        *     AAM/DFA Two-Year Corporate Fixed Income
                        Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 35/36 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:May 16, 2002.

            (2)   Form of Investment Advisory Agreement between the
                  Registrant and DFA re: the:
                  *     RWB/DFA Two-Year Government Portfolio
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 17/18 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:October 1, 1997.

                  (i)   Addendum Number One re: the reflection of the
                        following name change:
                        *     RWB/DFA Two-Year Government Portfolio to
                              AAM/DFA Two-Year Government Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 32/33 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 26, 2001.

            (3)   Form of Investment Advisory Agreement between the
                  Registrant and DFA re: the:
                  *     DFA International Small Company Portfolio V
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 37/38 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:January 14, 2003.

            (4)   Form of Investment Advisory Agreement between the
                  Registrant and DFA re: the:
                  *     Global Equity Portfolio
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.4.

            (5)   Form of Investment Advisory Agreement between the
                  Registrant and DFA re: the:
                  *     Global 60/40 Portfolio
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.5.

            (6)   Form of Investment Advisory Agreement between the
                  Registrant and DFA re: the:
                  *     Global 25/75 Portfolio
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.6.

      (e)   Underwriting Contracts.

            (1)   Distribution Agreement dated April 16, 1993 between the
                  Registrant and DFA Securities Inc.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 19/20 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 3, 1998.

            (2)   Form Amended and Restated Distribution Agreement between
                  the Registrant and DFA Securities Inc.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.e.2.

      (f)   Bonus or Profit Sharing Contracts.

            Not applicable.

      (g)   Custodian Agreements.

            (1)   Custodian Agreement between the Registrant and PFPC Trust
                  Company (formerly Provident National Bank) dated July 12,
                  1991.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 19/20 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 3, 1998.

                  (i)   Addendum Number One
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 21/22 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 22, 1999.

                  (ii)  Form of Addendum Number Two re:  the addition of:
                        *     Tax-Managed U.S. Marketwide Value Portfolio XI
                        *     U.S. Large Company Institutional Index Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 28/29 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:September 13, 1999.

                  (iii) Addendum Number Three re:  the addition of:
                        *     U.S. 6-10 Small Company Portfolio K
                        *     U.S. Large Cap Value Portfolio K
                        *     U.S. 4-10 Value Portfolio K
                        *     U.S. Large Company Portfolio K
                        *     DFA International Value Portfolio K
                        *     Emerging Markets Portfolio K
                        *     DFA One-Year Fixed Income Portfolio K
                        *     DFA Two-Year Global Fixed Income Portfolio K
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 30/31 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:April 26, 2000.

                  (iv)  Form of Addendum Number Four (later withdrawn and
                        never executed) re:  the addition of:
                        *     Dividend-Managed U.S. Large Company Portfolio II
                        *     Dividend-Managed U.S. Large Company Complement
                              Portfolio II
                        *     Dividend-Managed U.S. Marketwide Value
                              Portfolio II
                        *     Dividend-Managed U.S. Marketwide Value
                              Complement Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 31/32 to the
                                    Registrant's Registration Statement on
                                    Form N-1A (later withdrawn).
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:May 15, 2000.

                  (v)   Addendum Number Five re:  the deletion of certain
                        portfolios and the reflection of the following name
                        changes:
                        *     RWB/DFA U.S. High Book to Market Portfolio to
                              the AAM/DFA U.S. High Book to Market Portfolio
                        *     RWB/DFA Two-Year Corporate Fixed Income
                              Portfolio to the AAM/DFA Two-Year Corporate
                              Fixed Income Portfolio
                        *     RWB/DFA Two-Year Government Portfolio to the
                              AAM/DFA Two-Year Government Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 32/33 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 26, 2001.

                  (vi)  Form of Addendum Number Six re: the deletion of
                        Tax-Managed U.S. Marketwide Value Portfolio XI and
                        the reflection of the following name changes:
                        *     DFA 6-10 Institutional Portfolio to DFA U.S.
                              Small Cap Institutional Portfolio
                        *     U.S. 6-10 Small Company Portfolio K to U.S.
                              Small Cap Portfolio K
                        *     U.S. 4-10 Value Portfolio K to U.S. Small XM
                              Value Portfolio K
                        *     U.S. 6-10 Value Portfolio II to U.S. Small Cap
                              Value Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 33/34 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:      March 23, 2001.

                  (vii) Addendum Number Seven re: the reflection of the
                        following name change:
                        *     AAM/DFA Two-Year Corporate Fixed Income
                              Portfolio to AAM/DFA Two-Year Fixed Income
                              Portfolio
                        Incorporated herein by reference to:
                        Filing:           Post-Effective Amendment No. 35/36
                                    to the
                        Registrant's Registration Statement on Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:      May 16, 2002.

                  (viii)Form of Addendum Number Eight re: the addition
                        of:
                        *     DFA International Small Company Portfolio V
                        *     DFA Emerging Markets Portfolio V
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 37/38 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 14, 2003.

                  (ix)  Form of Addendum Number Nine re: the addition of:
                        *     Global Equity Portfolio
                        *     Global 60/40 Portfolio
                        *     Global 25/75 Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO.
                        EX-99.g.1.ix.

      (h)   Other Material Contracts.

            (1)   Transfer Agency Agreement between the Registrant and PFPC
                  Inc. (formerly Provident Financial Processing Corporation)
                  (the "Transfer Agency Agreement") dated July 12, 1991.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 19/20 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 3, 1998.

                  (i)   Addendum Number One
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 21/22 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 22, 1999.

                  (ii)  Form of Addendum Number Two
                        re:  the addition of:
                        *     Tax-Managed U.S. Marketwide Value Portfolio XI
                        *     U.S. Large Company Institutional Index Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 28/29 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:September 13, 1999.

                  (iii) Form of Addendum Number Three re:  the addition of:
                        *     U.S. 6-10 Small Company Portfolio K
                        *     U.S. Large Cap Value Portfolio K
                        *     U.S. 4-10 Value Portfolio K
                        *     U.S. Large Company Portfolio K
                        *     DFA International Value Portfolio K
                        *     Emerging Markets Portfolio K
                        *     DFA One-Year Fixed Income Portfolio K
                        *     DFA Two-Year Global Fixed Income Portfolio K
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 30/31 to the
                                    Registrant's Registration Statement on
                                    Form N-1A
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:April 26, 2000.

                  (iv)  Form of Addendum Number Four (later withdrawn and
                        never executed) re:  the addition of:
                        *     Dividend-Managed U.S. Large Company Portfolio II
                        *     Dividend-Managed U.S. Large Company Complement
                              Portfolio II
                        *     Dividend-Managed U.S. Marketwide Value
                              Portfolio II
                        *     Dividend-Managed U.S. Marketwide Value
                              Complement Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 31/32 to the
                                    Registrant's Registration Statement on
                                    Form N-1A (later withdrawn)
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:May 15, 2000.

                  (v)   Addendum Number Five re:  the deletion of certain
                        portfolios and the reflection of the following name
                        changes:
                        *     RWB/DFA U.S. High Book to Market Portfolio to
                              the AAM/DFA U.S. High Book to Market Portfolio
                        *     RWB/DFA Two-Year Corporate Fixed Income
                              Portfolio to the AAM/DFA Two-Year Corporate
                              Fixed Income Portfolio
                        *     RWB/DFA Two-Year Government Portfolio to the
                              AAM/DFA Two-Year Government Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 32/33 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 26, 2001.

                  (vi)  Form of Addendum Number Six re: the deletion of the
                        Tax-Managed U.S. Marketwide Value Portfolio XI and
                        the reflection of the following name changes:
                        *     DFA 6-10 Institutional Portfolio to DFA U.S.
                              Small Cap Institutional Portfolio
                        *     U.S. 6-10 Small Company Portfolio K to U.S.
                              Small Cap Portfolio K
                        *     U.S. 4-10 Value Portfolio K to U.S. Small XM
                              Value Portfolio K
                        *     U.S. 6-10 Value Portfolio II to U.S. Small Cap
                              Value Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 33/34 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 23, 2001.

                  (vii) Addendum Number Seven re: the reflection of the
                        following name change:
                        *     AAM/DFA Two-Year Corporate Fixed Income
                              Portfolio to AAM/DFA Two-Year Fixed Income
                              Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 35/36 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:May 16, 2002.

                  (viii)Form of Addendum Number Eight re: the addition
                        of:
                        *     DFA International Small Company Portfolio V
                        *     DFA Emerging Markets Portfolio V
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 37/38 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 14, 2003.

                  (ix)  Form of Addendum Number Nine re: the addition of:
                        *     Global Equity Portfolio
                        *     Global 60/40 Portfolio
                        *     Global 25/75 Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO.
                        EX-99.h.1.ix.

            (2)   Administration and Accounting Services Agreement between
                  the Registrant and PFPC Inc. (formerly with Provident
                  Financial Processing Corporation) (the "Administration and
                  Accounting Services Agreement") dated July 12, 1991.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 19/20 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 3, 1998.

                  (i)   Addendum Number One
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 21/22 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 22, 1999.

                  (ii)  Form of Addendum Number Two re:  the addition of:
                        *     Tax-Managed U.S. Marketwide Value Portfolio XI
                        *     U.S. Large Company Institutional Index Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 28/29 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:September 13, 1999.

                  (iii) Form of Addendum Number Three re: the addition of:
                        *     U.S. 6-10 Small Company Portfolio K
                        *     U.S. Large Cap Value Portfolio K
                        *     U.S. 4-10 Value Portfolio K
                        *     U.S. Large Company Portfolio K
                        *     DFA International Value Portfolio K
                        *     Emerging Markets Portfolio K
                        *     DFA One-Year Fixed Income Portfolio K
                        *     DFA Two-Year Global Fixed Income Portfolio K
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 30/31 to the
                                    Registrant's Registration Statement on
                                    Form N-1A
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:April 26, 2000.

                  (iv)  Form of Addendum Number Four (later withdrawn and
                        never executed) re:  the addition of:
                        *     Dividend-Managed U.S. Large Company Portfolio II
                        *     Dividend-Managed U.S. Large Company Complement
                              Portfolio II
                        *     Dividend-Managed U.S. Marketwide Value
                              Portfolio II
                        *     Dividend-Managed U.S. Marketwide Value
                              Complement Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 31/32 to the
                                    Registrant's Registration Statement on
                                    Form N-1A (later withdrawn)
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:May 15, 2000.

                  (v)   Addendum Number Five re:  the deletion of certain
                        portfolios and the reflection of the following name
                        changes:
                        *     RWB/DFA U.S. High Book to Market Portfolio to
                              the AAM/DFA U.S. High Book to Market Portfolio
                        *     RWB/DFA Two-Year Corporate Fixed Income
                              Portfolio to the AAM/DFA Two-Year Corporate
                              Fixed Income Portfolio
                        *     RWB/DFA Two-Year Government Portfolio to the
                              AAM/DFA Two-Year Government Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 32/33 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 26, 2001.

                  (vi)  Form of Addendum Number Six re: the deletion of
                        Tax-Managed U.S. Marketwide Value Portfolio XI and
                        the reflection of the following name changes:
                        *     DFA 6-10 Institutional Portfolio to DFA U.S.
                              Small Cap Institutional Portfolio
                        *     U.S. 6-10 Small Company Portfolio K to U.S.
                              Small Cap Portfolio K
                        *     U.S. 4-10 Value Portfolio K to U.S. Small XM
                              Value Portfolio K
                        *     U.S. 6-10 Value Portfolio II to U.S. Small Cap
                              Value Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 33/34 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 23, 2001.

                  (vii) Addendum Number Seven re: the reflection of the
                        following name change:
                        *     AAM/DFA Two-Year Corporate Fixed Income
                              Portfolio to AAM/DFA Two-Year Fixed Income
                              Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 35/36 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:May 16, 2002.

                  (viii)Form of Addendum Number Eight re: the addition of:
                        *     DFA International Small Company Portfolio V
                        *     DFA Emerging Markets Portfolio V
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 37/38 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 14, 2003.

                  (ix)  Form of Addendum Number Nine re: the addition of:
                        *     Global Equity Portfolio
                        *     Global 60/40 Portfolio
                        *     Global 25/75 Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO.
                        EX-99.h.2.ix.

            (3)   Administration Agreements between the Registrant and DFA.

                  (i)   Dated May 3, 1993 re: the:
                        *     DFA 6-10 Institutional Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                        (aa)  Form of Addendum Number One re: the reflection
                              of the following name change:
                              *     DFA 6-10 Institutional Portfolio to DFA
                                    U.S. Small Cap Institutional Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 33/34
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:March 23, 2001.

                  (ii)  Dated December 1, 1993 re: the:
                        *     DFA International Value Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                  (iii) Dated July 1, 1994 re: the:
                        *     DFA International Value Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                  (iv)  Dated January 1, 1994 re: the:
                        *     U.S. Small Cap Value Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                  (v)   Dated July 1, 1994 re: the:
                        *     U.S. Large Cap Value Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                  (vi)  Dated September 30, 1994 re: the:
                        *     DFA One-Year Fixed Income Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                  (vii) Form of Dated December 20, 1994 re: the:
                        *     U.S. Large Cap Value Portfolio III
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                  (viii)Dated December 20, 1994 re: the:
                        *     DFA International Value Portfolio III
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                  (ix)  Form of Dated March 1, 1996 re: the:
                        *     RWB/DFA U.S. High Book-to-Market Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 12/13 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:December 15, 1995.

                        (aa)  Addendum Number One re:  the reflection of the
                              following name change:
                              *     RWB/DFA U.S. High Book to Market
                                    Portfolio to the AAM/DFA U.S. High Book
                                    to Market Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 32/33
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:January 26, 2001.

                  (x)   Form of Dated July 20, 1997 re: the:
                        *     DFA International Value Portfolio IV
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 16/17 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:June 20, 1997.

                  (xi)  Form of Dated July 20, 1997 re: the:
                        *     Emerging Markets Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 16/17 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:June 20, 1997.

                  (xii) Dated December 8, 1998 re: the:
                        *     Tax-Managed U.S. Marketwide Value Portfolio II
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 21/22 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 22, 1999.

                  (xiii)Form of Dated September 13, 1999 re: the:
                        *     U.S. Large Company Institutional Index Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 28/29 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:September 13, 1999.

                  (xiv) Form of Dated September 13, 1999 re: the:
                        *     Tax-Managed U.S. Marketwide Value Portfolio XI
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 28/29 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:September 13, 1999.

                  (xv)  Amended and Restated Administration Agreement re:
                        the:
                        *     U.S. 6-10 Small Company Portfolio K
                        *     U.S. Large Cap Value Portfolio K
                        *     U.S. 4-10 Value Portfolio K
                        *     U.S. Large Company Portfolio K
                        *     DFA International Value Portfolio K
                        *     Emerging Markets Portfolio K
                        *     DFA One-Year Fixed Income Portfolio K
                        *     DFA Two-Year Global Fixed Income Portfolio K
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 33/34 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 23, 2001

                        (aa)  Form of Addendum Number One re: the reflection
                              of the following name changes:
                              *     U.S. 6-10 Small Company Portfolio K to
                                    U.S. Small Cap Portfolio K
                              *     U.S. 4-10 Value Portfolio K to U.S. Small
                                    XM Value Portfolio K
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 33/34
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:March 23, 2001.

                  (xvi) Form of Administration Agreement re: the:
                        *     DFA International Small Company Portfolio V
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 37/38 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 14, 2003.

                  (xvii)Form of Administration Agreement re: the:
                        *     DFA Emerging Markets Portfolio V
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 37/38 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:January 14, 2003.

                 (xviii)Form of Administration Agreement re: the:
                        *     Global Equity Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO.
                        EX-99.h.3.xviii.

                  (xix) Form of Administration Agreement re: the:
                        *     Global 60/40 Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO.
                        EX-99.h.3.xix.

                  (xx)  Form of Administration Agreement re: the:
                        *     Global 25/75 Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO.
                        EX-99.h.3.xx.

            (4)   Client Service Agreements between Reinhardt, Werba, Bowen,
                  Inc. ("RWB") and the Registrant.

                  (i)   Dated March 13, 1996 re: the:
                        *     RWB/DFA Two-Year Government Portfolio
                        Incorporated by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                        (aa)  Amended Agreement dated March 13, 1996 re: the:
                              *     RWB/DFA Two-Year Government Portfolio.
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 19/20
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:March 3, 1998.

                        (bb)  Amendment Number Two re:  the reflection of the
                              following name change:
                              *     RWB/DFA Two-Year Government Portfolio to
                                    the AAM/DFA Two-Year Government Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 32/33
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:January 26, 2001.

                  (ii)  Dated March 13, 1996 re: the:
                        *     RWB/DFA Two-Year Corporate Fixed Income
                              Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                        (aa)  Amended Agreement dated March 13, 1996 re:
                              *     RWB/DFA Two-Year Corporate Fixed Income
                                    Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No.
                                          19/20 to Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:March 3, 1998.

                        (bb)  Amendment Number Two re:  the reflection of the
                              following name change:
                              *     RWB/DFA Two-Year Corporate Fixed Income
                                    Portfolio to the AAM/DFA Two-Year
                                    Corporate Fixed Income Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 32/33
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:January 26, 2001.

                        (cc)  Amendment Number Three re:  the reflection of
                              the following name change:
                              *     AAM/DFA Two-Year Corporate Fixed Income
                                    Portfolio to the AAM/DFA Two-Year Fixed
                                    Income Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 35/36
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:May 16, 2002.

                  (iii) Dated March 13, 1996 re: the:
                        *     RWB/DFA U.S. High Book-to-Market Portfolio
                        Incorporated herein by reference to:
                        Filing:     Post-Effective Amendment No. 19/20 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                        File Nos.:  33-33980 and 811-6067.
                        Filing Date:March 3, 1998.

                        (aa)  Amendment dated March 13, 1996 re:
                              *     RWB/DFA U.S. High Book to Market Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 19/20
                                          to Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:March 3, 1998.

                        (bb)  Addendum Number Two re:  the reflection of the
                              following name change:
                              *     RWB/DFA U.S. High Book to Market
                                    Portfolio to the AAM/DFA U.S. High Book
                                    to Market Portfolio
                              Incorporated herein by reference to:
                              Filing:     Post-Effective Amendment No. 32/33
                                          to the Registrant's Registration
                                          Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:January 26, 2001.

            (5)   Form of Facility Agreement with DFA.
                  Previously filed with this registration statement and
                  incorporated herein by reference.

            (6)   Services Agreement, dated as of July 1, 1994 between
                  Charles Schwab & Co., Inc. and the Registrant re: the:
                  *     U.S. Small Cap Portfolio II;
                  *     U.S. Large Cap Portfolio II; and
                  *     DFA International Value Portfolio II
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 19/20 to
                              Registrant's Registration Statement on Form N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 3, 1998.

            (7)   Expense Waiver and Assumption Agreement between the
                  Registrant and DFA and dated July 27, 2001.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 34/35 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 27, 2002.

      (i)   Legal Opinion.

            (1)   Opinion of Stradley, Ronon, Stevens & Young, LLP.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 33/34 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 23, 2001.

            (2)   Opinion of Stradley, Ronon, Stevens & Young, LLP.
                  To be filed by Amendment.

      (j)   Other Opinions.

            (1)   Consents of PricewaterhouseCoopers LLP re: all of the
                  Portfolios of the Registrant except for DFA International
                  Value Portfolio.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 39/40 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:March 31, 2003.

            (2)   Consent of PricewaterhouseCoopers LLP re: DFA International
                  Value Portfolio.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 68/69 to DFA
                              Investment Dimensions Group Inc.'s Registration
                              Statement on Form N-1A.
                  File Nos.:  2-73948 and 811-3258.
                  Filing Date:March 31, 2003.

      (k)   Omitted Financial Statements.

            Not applicable.

      (l)   Initial Capital Agreements.

            (1)   Form of Subscription Agreement under Section 14(a)(3) of
                  the Investment of Investment Company Act of 1940,
                  previously filed with this registration statement and
                  incorporated herein by reference.

      (m)   Rule 12b-1 Plan.

            Not applicable.

      (n)   Rule 18f-3 Plan.

            (1)   Multiple Class Plan Pursuant to Rule 18f-3, adopted
                  September 5, 2003, re:  the:
                  *     Global Equity Portfolio
                  *     Global 60/40 Portfolio
                  *     Global 25/75 Portfolio
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.n.1.

      (o)   Powers-of-Attorney.

            (1)   On behalf of the Registrant, dated October 13, 2000,
                  appointing David G. Booth, Rex A. Sinquefield, Michael T.
                  Scardina, Catherine L. Newell and Valerie A. Brown as
                  attorneys-in-fact.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.o.1.

            (2)   On behalf of The DFA Investment Trust Company, dated
                  October 13, 2000, appointing David G. Booth, Rex A.
                  Sinquefield, Michael T. Scardina, Catherine L. Newell and
                  Valerie A. Brown as attorneys-in-fact.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.o.2.

            (3)   On behalf of the Registrant, dated January 24, 2001,
                  appointing David G. Booth, Rex A. Sinquefield, Michael T.
                  Scardina, Catherine L. Newell and Valerie A. Brown, Esquire
                  as attorneys-in-fact.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 32/33 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:January 26, 2001.

            (4)   On behalf of The DFA Investment Trust Company, dated
                  January 24, 2001, appointing David G. Booth, Rex A.
                  Sinquefield, Michael T. Scardina, Catherine L. Newell and
                  Valerie A. Brown as attorneys-in-fact.
                  Incorporated herein by reference to:
                  Filing:     Post-Effective Amendment No. 32/33 to the
                              Registrant's Registration Statement on Form
                              N-1A.
                  File Nos.:  33-33980 and 811-6067.
                  Filing Date:January 26, 2001.

      (p)   Codes of Ethics.

            (1)   Amended and Restated Code of Ethics of Registrant, The DFA
                  Investment Trust Company, the Advisor and the Underwriter.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.p.1.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            None.

ITEM 25.    INDEMNIFICATION.

            (1)   Reference is made to Section 1 of Article Eight of the
                  Registrant's Amended and Restated By-Laws, approved through
                  April 24, 2001, which are filed electronically herewith,
                  which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

                  (a)   The Corporation shall indemnify each Officer and
                        Director made party to a proceeding, by reason of
                        service in such capacity, to the fullest extent, and
                        in the manner provided under Section 2-418 of the
                        Maryland General Corporation Law:

                        (i)   unless it is proved that the person seeking
                              indemnification did not meet the standard of
                              conduct set forth in subsection (b)(1) of such
                              section; and

                        (ii)  provided that the Corporation shall not
                              indemnify any Officer or Director for any
                              liability to the Corporation or its security
                              holders arising from the willful misfeasance,
                              bad faith, gross negligence or reckless
                              disregard of the duties involved in the conduct
                              of such person's office.

                  (b)   The provisions of clause (i) of paragraph (a) herein
                        notwithstanding, the Corporation shall indemnify each
                        Officer and Director against reasonable expenses
                        incurred in connection with the successful defense of
                        any proceeding to which such Officer or Director is a
                        party by reason of service in such capacity.

                  (c)   The Corporation, in the manner and to the extent
                        provided by applicable law, shall advance to each
                        Officer and Director who is made party to a
                        proceeding by reason of service in such capacity the
                        reasonable expenses incurred by such person in
                        connection therewith.

            (2)   Registrant's Articles of Restatement, which are filed
                  electronically herewith, provide the following under
                  Article Seventh:

                  (a)   To the fullest extent that limitations on the
                        liability of directors and officers are permitted by
                        the Maryland General Corporation Law, as amended from
                        time to time, no director or officer of the
                        Corporation shall have any liability to the
                        Corporation or its stockholders for money damages.
                        This limitation on liability applies to liabilities
                        occurring for acts or omissions occurring at the time
                        a person serves as a director or officer of the
                        Corporation, whether or not such person is a director
                        or officer at the time of any proceeding in which
                        liability is asserted.

                  (b)   Notwithstanding the foregoing, this Article SEVENTH
                        shall not operate to protect any director or officer
                        of the Corporation against any liability to the
                        Corporation or its stockholders to which such person
                        would otherwise be subject by reason or willful
                        misfeasance, bad faith, gross negligence, or reckless
                        disregard of the duties involved in the conduct of
                        such person's office.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

            (a)   Dimensional Fund Advisors Inc. (the "Advisor"), with a
                  principal place of business located at 1299 Ocean Avenue,
                  11th Floor, Santa Monica, CA  90401, the investment manager for the Registrant, is also the investment manager for
                  three other registered open-end investment companies, The
                  DFA Investment Trust Company, Dimensional Emerging Markets
                  Value Fund Inc. and DFA Investment Dimensions Group Inc.
                  The Advisor also serves as sub-advisor for certain other
                  registered investment companies.

                  The Advisor is engaged in the business of providing
                  investment advice primarily to institutional investors.
                  For additional information, please see "Management of the
                  Fund" in PART A and "Directors and Officers" in PART B of
                  this Registration Statement.

                  Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's
                  Form ADV filed with the Commission (File No. 801-16283),
                  which is incorporated herein by reference and sets forth
                  the officers and directors of the Advisor and information
                  as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and
                  directors during the past two years.

ITEM 27.    PRINCIPAL UNDERWRITERS.

     (a)  DFA  Securities  Inc.,  ("DFAS") is the  underwriter  for  Dimensional
          Investment Group Inc. DFAS does not serve as underwriter for any other entities.

     (b)  The following  tables sets forth  information as to the  Distributor's
          Directors, Officers, Partners and Control Persons:

      The following tables sets forth information as to the Distributor's
            Directors, Officers, Partners and Control Persons:

          Name and Principal         Positions and     Positions and Offices
           Business Address          Offices with            with Fund
                                      Underwriter
      ------------------------------------------------------------------------

      David G. Booth             Chairman,             Chairman,
      1299 Ocean Avenue          Director/Trustee,     Director/Trustee,
      Santa Monica, CA  90401    President, Chief      President, Chief
                                 Executive Officer     Executive Officer and
                                 and Chief Investment  Chief Investment
                                 Officer               Officer

      Rex A. Sinquefield         Chairman and          Chairman and
      1299 Ocean Avenue          Director/Trustee      Director/Trustee
      Santa Monica, CA  90401

      Arthur H.F. Barlow         Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Valerie A. Brown           Vice President and    Vice President and
      1299 Ocean Avenue          Assistant Secretary   Assistant Secretary
      Santa Monica, CA  90401

      Truman A. Clark            Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      James L. Davis             Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Robert T. Deere            Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Robert W. Dintzer          Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Richard A. Eustice         Vice President and    Vice President and
      1299 Ocean Avenue          Assistant Secretary   Assistant Secretary
      Santa Monica, CA  90401

      Eugene F. Fama, Jr.        Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Robert M. Fezekas          Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Glenn S. Freed             Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Henry F. Gray              Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Kamyab Hashemi-Nejad       Vice President,       Vice President,
      1299 Ocean Avenue          Controller and        Controller and
      Santa Monica, CA  90401    Assistant Treasurer   Assistant Treasurer

      Patrick Keating            Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Stephen P. Manus           Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      David M. New               Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Catherine L. Newell        Vice President and    Vice President and
      1299 Ocean Avenue          Secretary             Secretary
      Santa Monica, CA  90401

      David A. Plecha            Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Eduardo A. Repetto         Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Michael T. Scardina        Vice President,       Vice President, Chief
      1299 Ocean Avenue          Chief Financial       Financial Officer and
      Santa Monica, CA  90401    Officer and Treasurer Treasurer

      David E. Schneider         Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      John C. Siciliano          Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Jeanne C. Sinquefield,     Executive Vice        Executive Vice
      Ph.D                       President             President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Carl G. Snyder             Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Karen Umland               Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Weston J. Wellington       Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

      Daniel M. Wheeler          Vice President        Vice President
      1299 Ocean Avenue
      Santa Monica, CA  90401

     (c)  Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

            The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

            Name                                Address
            Dimensional Investment Group Inc.   1299 Ocean Avenue
                                                11th Floor
                                                Santa Monica, CA  90401

            PFPC Inc.                           400 Bellevue Parkway
                                                Wilmington, DE 19809

ITEM 29.    MANAGEMENT SERVICES.

            None.

ITEM 30.    UNDERTAKINGS.

            Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act")
and the Investment Company Act of 1940, as amended, the Registrant has duly caused Post-Effective Amendment No. 40/41 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Santa Monica, the State of California on the 9th day of October, 2003.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                 (Registrant)

                        By:   /s/ David G. Booth      *
                              David G. Booth, President
                              (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective
Amendment No. 40/41 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                     Date
/s/ David G. Booth   *          President, Director,      October 9, 2003
David G. Booth                  Chairman, Chief
                                Executive Officer and
                                Chief Investment Officer

/s/ Rex A. Sinquefield  *       Director and Chairman     October 9, 2003
Rex A. Sinquefield
/s/ Michael T. Scardina *       Chief Financial Officer;  October 9, 2003
Michael T. Scardina             Treasurer and Vice
                                President
/s/ George M. Constantinides  * Director                  October 9, 2003
George M. Constantinides
/s/ John P. Gould    *          Director                  October 9, 2003
John P. Gould
/s/ Roger G. Ibbotson   *       Director                  October 9, 2003
Roger G. Ibbotson
/s/ Myron S. Scholes *          Director                  October 9, 2003
Myron S. Scholes
/s/ Abbie J. Smith   *          Director                  October 9, 2003
Abbie J. Smith
________________                Director                  October ___, 2003
Robert C. Merton

      * By: /s/ Catherine L. Newell
            Catherine L. Newell
            Attorney-in-Fact (Pursuant to a Power of Attorney)

                                 EXHIBIT INDEX

 N-1A Exhibit No.     EDGAR Exhibit No.                Description

     23(a)(1)             EX-99.a.1       Articles of Restatement

     23(b)(1)             EX-99.b.1       Amended and Restated By-Laws

     23(d)(4)             EX-99.d.4       Form of Investment Advisory Agreement
                                          re the Global Equity Portfolio

     23(d)(5)             EX-99.d.5       Form of Investment Advisory Agreement
                                          re the Global 60/40 Portfolio

     23(d)(6)             EX-99.d.6       Form of Investment Advisory Agreement
                                          re the Global 25/75 Portfolio

     23(e)(2)             EX-99.e.2       Form of Amended and Restated
                                          Distribution Agreement

   23(g)(1)(ix)         EX-99.g.1.ix      Form of Addendum Number Nine to the
                                          Custodian Agreement

   23(h)(1)(ix)         EX-99.h.1.ix      Form of Addendum Number Nine to the
                                          Transfer Agency Agreement

   23(h)(2)(ix)         EX-99.h.2.ix      Form of Addendum Number Nine to the
                                          Administration and Accounting
                                          Services Agreement

  23(h)(3)(xviii)      EX-99.h.3.xviii    Form of Administration Agreement re
                                          the Global Equity Portfolio

   23(h)(3)(xiv)        EX-99.h.3.xix     Form of Administration Agreement re
                                          the Global 60/40 Portfolio

   23(h)(3)(xv)         EX-99.h.3.xx      Form of Administration Agreement re
                                          the Global 25/75 Portfolio

     23(n)(1)             EX-99.n.1       Multiple Class Plan re: the Global
                                          Equity Portfolio, the Global 60/40
                                          Portfolio and the Global 25/75
                                          Portfolio

     23(o)(1)             EX-99.o.1       Power of Attorney for Registrant

     23(o)(2)             EX-99.o.2       Power of Attorney for The DFA
                                          Investment Trust Company

     23(p)(1)             EX-99.p.1       Amended and Restated Code of Ethics
                                          of the Registrant, The DFA Investment
                                          Trust Company, the Advisor and the
                                          Underwriter